DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND IV LP
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 26,489,050	$ 47,231,216
OTHER ASSETS
Cash and cash equivalents	7,526,780	7,926,372
Notes receivable	69,698	69,698
Deferred acquisition costs, net of accumulated amortization	2,567,553	5,139,203
Other assets	180,995	200,011
Assets	36,834,076	60,566,500
LIABILITIES
Accounts payable and accrued expenses	72,296	184,088
Accounts payable - affiliates	54,365,790	51,518,653
Capital contributions payable	1,135,980	1,158,822
Liabilities	55,574,066	52,861,563
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(11,386,367)	14,794,108
General partner	(7,353,623)	(7,089,171)
Partners' Capital	(18,739,990)	7,704,937
Liabilities and Stockholders' Equity	36,834,076	60,566,500
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	479,690	245,496
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	479,690	245,496
LIABILITIES
Accounts payable and accrued expenses	27,500	17,876
Accounts payable - affiliates	2,209,870	2,695,130
Capital contributions payable	0	0
Liabilities	2,237,370	2,713,006
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,431,851)	(2,134,583)
General partner	(325,829)	(332,927)
Partners' Capital	(1,757,680)	(2,467,510)
Liabilities and Stockholders' Equity	479,690	245,496
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	244,322	338,841
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	244,322	338,841
LIABILITIES
Accounts payable and accrued expenses	10,000	8,020
Accounts payable - affiliates	1,411,079	1,585,039
Capital contributions payable	0	0
Liabilities	1,421,079	1,593,059
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,003,039)	(1,079,725)
General partner	(173,718)	(174,493)
Partners' Capital	(1,176,757)	(1,254,218)
Liabilities and Stockholders' Equity	244,322	338,841
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	156,063	344,376
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	500
Assets	156,563	344,876
LIABILITIES
Accounts payable and accrued expenses	0	12,501
Accounts payable - affiliates	3,025,264	3,001,623
Capital contributions payable	9,352	9,352
Liabilities	3,034,616	3,023,476
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,630,189)	(2,432,731)
General partner	(247,864)	(245,869)
Partners' Capital	(2,878,053)	(2,678,600)
Liabilities and Stockholders' Equity	156,563	344,876
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	114,217	325,579
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	114,217	325,579
LIABILITIES
Accounts payable and accrued expenses	0	19,800
Accounts payable - affiliates	2,427,842	2,443,015
Capital contributions payable	0	0
Liabilities	2,427,842	2,462,815
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,005,642)	(1,831,017)
General partner	(307,983)	(306,219)
Partners' Capital	(2,313,625)	(2,137,236)
Liabilities and Stockholders' Equity	114,217	325,579
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	278,922	200,227
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	278,922	200,227
LIABILITIES
Accounts payable and accrued expenses	5,000	8,178
Accounts payable - affiliates	2,667,771	2,610,014
Capital contributions payable	9,999	9,999
Liabilities	2,682,770	2,628,191
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,194,512)	(2,218,387)
General partner	(209,336)	(209,577)
Partners' Capital	(2,403,848)	(2,427,964)
Liabilities and Stockholders' Equity	278,922	200,227
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	492,120	562,226
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	1,250
Assets	493,370	563,476
LIABILITIES
Accounts payable and accrued expenses	16,222	55,386
Accounts payable - affiliates	914,217	2,155,199
Capital contributions payable	0	10,001
Liabilities	930,439	2,220,586
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(175,254)	(1,383,095)
General partner	(261,815)	(274,015)
Partners' Capital	(437,069)	(1,657,110)
Liabilities and Stockholders' Equity	493,370	563,476
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	563,940	476,868
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	5,400	5,400
Assets	569,340	482,268
LIABILITIES
Accounts payable and accrued expenses	5,101	30,000
Accounts payable - affiliates	2,560,808	2,300,560
Capital contributions payable	14,490	14,490
Liabilities	2,580,399	2,345,050
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,650,695)	(1,503,901)
General partner	(360,364)	(358,881)
Partners' Capital	(2,011,059)	(1,862,782)
Liabilities and Stockholders' Equity	569,340	482,268
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	312,310	550,614
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	65,391	130,783
Other assets	7,233	20,074
Assets	384,934	701,471
LIABILITIES
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	2,175,083	2,195,499
Capital contributions payable	10,020	22,861
Liabilities	2,185,103	2,228,360
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,575,720)	(1,305,173)
General partner	(224,449)	(221,716)
Partners' Capital	(1,800,169)	(1,526,889)
Liabilities and Stockholders' Equity	384,934	701,471
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	329,156	259,714
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,550	3,550
Assets	332,706	263,264
LIABILITIES
Accounts payable and accrued expenses	5,070	0
Accounts payable - affiliates	1,660,464	1,329,696
Capital contributions payable	40,968	40,968
Liabilities	1,706,502	1,370,664
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,016,310)	(752,578)
General partner	(357,486)	(354,822)
Partners' Capital	(1,373,796)	(1,107,400)
Liabilities and Stockholders' Equity	332,706	263,264
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	246,671	214,315
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	246,671	214,315
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,226,601	2,895,197
Capital contributions payable	10,197	10,197
Liabilities	3,236,798	2,905,394
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,621,579)	(2,325,521)
General partner	(368,548)	(365,558)
Partners' Capital	(2,990,127)	(2,691,079)
Liabilities and Stockholders' Equity	246,671	214,315
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	304,531	421,530
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	6,675
Assets	305,031	428,205
LIABILITIES
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	1,470,602	1,396,458
Capital contributions payable	127,396	127,396
Liabilities	1,597,998	1,533,854
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,052,981)	(867,536)
General partner	(239,986)	(238,113)
Partners' Capital	(1,292,967)	(1,105,649)
Liabilities and Stockholders' Equity	305,031	428,205
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	31,776
OTHER ASSETS
Cash and cash equivalents	185,230	181,199
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
Assets	210,230	237,975
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,711,114	2,346,962
Capital contributions payable	66,294	66,294
Liabilities	2,777,408	2,413,256
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,162,248)	(1,774,270)
General partner	(404,930)	(401,011)
Partners' Capital	(2,567,178)	(2,175,281)
Liabilities and Stockholders' Equity	210,230	237,975
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	52,794
OTHER ASSETS
Cash and cash equivalents	429,921	495,360
Notes receivable	46,908	46,908
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	476,829	595,062
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,634,439	2,411,011
Capital contributions payable	173,561	173,561
Liabilities	2,808,000	2,584,572
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,901,497)	(1,563,253)
General partner	(429,674)	(426,257)
Partners' Capital	(2,331,171)	(1,989,510)
Liabilities and Stockholders' Equity	476,829	595,062
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	277,132	240,231
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	277,132	240,231
LIABILITIES
Accounts payable and accrued expenses	3,403	3,403
Accounts payable - affiliates	1,769,570	1,639,856
Capital contributions payable	69,154	69,154
Liabilities	1,842,127	1,712,413
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,323,565)	(1,231,680)
General partner	(241,430)	(240,502)
Partners' Capital	(1,564,995)	(1,472,182)
Liabilities and Stockholders' Equity	277,132	240,231
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	14,637	64,486
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	14,637	64,486
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,340,741	3,022,850
Capital contributions payable	0	0
Liabilities	3,340,741	3,022,850
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,992,453)	(2,628,390)
General partner	(333,651)	(329,974)
Partners' Capital	(3,326,104)	(2,958,364)
Liabilities and Stockholders' Equity	14,637	64,486
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	93,491
OTHER ASSETS
Cash and cash equivalents	118,570	116,848
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	118,570	210,339
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,842,062	1,613,702
Capital contributions payable	0	0
Liabilities	1,842,062	1,613,702
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,424,232)	(1,107,304)
General partner	(299,260)	(296,059)
Partners' Capital	(1,723,492)	(1,403,363)
Liabilities and Stockholders' Equity	118,570	210,339
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	57,706
OTHER ASSETS
Cash and cash equivalents	159,780	133,266
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	159,780	190,972
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,001,422	1,840,826
Capital contributions payable	0	0
Liabilities	2,001,422	1,840,826
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,644,562)	(1,454,692)
General partner	(197,080)	(195,162)
Partners' Capital	(1,841,642)	(1,649,854)
Liabilities and Stockholders' Equity	159,780	190,972
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	36,479
OTHER ASSETS
Cash and cash equivalents	378,738	346,391
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	378,738	382,870
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,837,419	1,632,555
Capital contributions payable	138,438	138,438
Liabilities	1,975,857	1,770,993
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,365,584)	(1,158,678)
General partner	(231,535)	(229,445)
Partners' Capital	(1,597,119)	(1,388,123)
Liabilities and Stockholders' Equity	378,738	382,870
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	30,033	999,523
OTHER ASSETS
Cash and cash equivalents	224,156	235,617
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	254,189	1,235,140
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,488,032	1,392,823
Capital contributions payable	0	0
Liabilities	1,488,032	1,392,823
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,003,220)	62,178
General partner	(230,623)	(219,861)
Partners' Capital	(1,233,843)	(157,683)
Liabilities and Stockholders' Equity	254,189	1,235,140
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	127,952	1,378,166
OTHER ASSETS
Cash and cash equivalents	182,356	187,805
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	310,308	1,565,971
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,324,299	1,187,499
Capital contributions payable	0	0
Liabilities	1,324,299	1,187,499
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(807,409)	571,129
General partner	(206,582)	(192,657)
Partners' Capital	(1,013,991)	378,472
Liabilities and Stockholders' Equity	310,308	1,565,971
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	307,320	2,491,075
OTHER ASSETS
Cash and cash equivalents	81,751	109,745
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	389,071	2,600,820
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,406,215	2,206,199
Capital contributions payable	102	102
Liabilities	2,406,317	2,206,301
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,772,130)	615,517
General partner	(245,116)	(220,998)
Partners' Capital	(2,017,246)	394,519
Liabilities and Stockholders' Equity	389,071	2,600,820
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	892,598	2,811,584
OTHER ASSETS
Cash and cash equivalents	194,350	215,834
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	226,608	458,451
Other assets	1,218	1,218
Assets	1,314,774	3,487,087
LIABILITIES
Accounts payable and accrued expenses	0	8,924
Accounts payable - affiliates	2,656,140	2,418,072
Capital contributions payable	100	100
Liabilities	2,656,240	2,427,096
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,078,882)	1,298,560
General partner	(262,584)	(238,569)
Partners' Capital	(1,341,466)	1,059,991
Liabilities and Stockholders' Equity	1,314,774	3,487,087
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,676,228	3,740,801
OTHER ASSETS
Cash and cash equivalents	341,295	311,423
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	345,802	430,304
Other assets	51,003	51,003
Assets	2,437,118	4,556,321
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,773,533	1,523,753
Capital contributions payable	73,433	73,433
Liabilities	1,846,966	1,597,186
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	825,189	3,170,482
General partner	(235,037)	(211,347)
Partners' Capital	590,152	2,959,135
Liabilities and Stockholders' Equity	2,437,118	4,556,321
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,021,942	6,613,148
OTHER ASSETS
Cash and cash equivalents	226,214	234,982
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	333,960	593,492
Other assets	85,341	85,341
Assets	4,667,457	7,526,963
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,959,668	1,704,370
Capital contributions payable	121,112	121,112
Liabilities	2,080,780	1,825,482
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	2,882,332	5,965,988
General partner	(295,655)	(264,507)
Partners' Capital	2,586,677	5,701,481
Liabilities and Stockholders' Equity	4,667,457	7,526,963
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	2,365,868	5,205,103
OTHER ASSETS
Cash and cash equivalents	423,458	395,938
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,413,990	1,696,790
Other assets	0	0
Assets	4,203,316	7,297,831
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,093,203	808,505
Capital contributions payable	254,640	254,640
Liabilities	1,347,843	1,063,145
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	3,064,367	6,409,788
General partner	(208,894)	(175,102)
Partners' Capital	2,855,473	6,234,686
Liabilities and Stockholders' Equity	4,203,316	7,297,831
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,228,807	12,086,770
OTHER ASSETS
Cash and cash equivalents	462,109	425,893
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	89,078	1,638,551
Other assets	0	0
Assets	8,779,994	14,151,214
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,000,557	633,993
Capital contributions payable	16,724	16,724
Liabilities	1,017,281	650,717
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	8,038,748	13,719,154
General partner	(276,035)	(218,657)
Partners' Capital	7,762,713	13,500,497
Liabilities and Stockholders' Equity	8,779,994	14,151,214
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,838,302	11,632,800
OTHER ASSETS
Cash and cash equivalents	305,141	291,568
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	92,724	190,832
Other assets	0	0
Assets	9,236,167	12,115,200
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	777,775	528,247
Capital contributions payable	0	0
Liabilities	777,775	528,247
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	8,636,551	11,733,826
General partner	(178,159)	(146,873)
Partners' Capital	8,458,392	11,586,953
Liabilities and Stockholders' Equity	$ 9,236,167	$ 12,115,200

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	83,646,580	83,649,080
Series Twenty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,865,700	3,866,700
Series Twenty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,890,700	1,890,700
Series Twenty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,564,400	2,564,400
Series Twenty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,336,727	3,336,727
Series Twenty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,169,878	2,169,878
Series Twenty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,025,609	3,026,109
Series Twenty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,995,900	3,995,900
Series Twenty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,460,700	2,460,700
Series Twenty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	4,000,238	4,000,738
Series Twenty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,991,800	3,991,800
Series Thirty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,651,000	2,651,000
Series Thirty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,417,857	4,417,857
Series Thirty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,753,698	4,754,195
Series Thirty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,636,533	2,636,533
Series Thirty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,529,319	3,529,319
Series Thirty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,300,463	3,300,463
Series Thirty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,106,837	2,106,837
Units of limited partnership interest, issued	2,106,837	2,106,837
Units of limited partnership interest, outstanding	2,106,837	2,106,837
Series Thirty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,292,152	2,292,152
Units of limited partnership interest, issued	2,292,152	2,292,152
Units of limited partnership interest, outstanding	2,292,152	2,292,152
Series Forty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,630,256	2,630,256
Series Forty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,701,193	2,701,193
Units of limited partnership interest, issued	2,701,193	2,701,193
Units of limited partnership interest, outstanding	2,701,193	2,701,193
Series Forty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,980,998	2,980,998

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Income
Interest income	$ 29,891		$ 137,688
Miscellaneous	475,884		607,819
Revenues	505,775		745,507
Share of income (losses) from operating limited partnerships	(3,024,768)	[1]	(3,954,019)	[1]
Expenses and loss
Fund management fee	5,052,521		5,297,336
Amortization	976,537		1,786,355
General and administrative expenses	507,411		576,759
Professional fees	696,658		711,340
Impairment loss	16,692,807		23,038,128
Operating Expenses	23,925,934		31,409,918
Net income (loss)	(26,444,927)		(34,618,430)
Net income (loss) allocated to general partner	(264,452)		(346,184)
Net income (loss) allocated to limited partners	(26,180,475)		(34,272,246)
Net income (loss) per BAC (in dollars per unit)	(0.31)		(0.41)
Series Twenty [Member]
Income
Interest income	1,642		3,664
Miscellaneous	760		82,647
Revenues	2,402		86,311
Share of income (losses) from operating limited partnerships	852,350		921,489
Expenses and loss
Fund management fee	101,267		164,780
Amortization	0		0
General and administrative expenses	19,364		23,592
Professional fees	24,291		37,188
Impairment loss	0		0
Operating Expenses	144,922		225,560
Net income (loss)	709,830		782,240
Net income (loss) allocated to general partner	7,098		7,822
Net income (loss) allocated to limited partners	702,732		774,418
Net income (loss) per BAC (in dollars per unit)	0.18		0.2
Series Twenty One [Member]
Income
Interest income	980		1,051
Miscellaneous	7,046		1,538
Revenues	8,026		2,589
Share of income (losses) from operating limited partnerships	118,002		25,729
Expenses and loss
Fund management fee	16,783		(3,588)
Amortization	0		0
General and administrative expenses	14,280		16,262
Professional fees	17,504		25,936
Impairment loss	0		0
Operating Expenses	48,567		38,610
Net income (loss)	77,461		(10,292)
Net income (loss) allocated to general partner	775		(103)
Net income (loss) allocated to limited partners	76,686		(10,189)
Net income (loss) per BAC (in dollars per unit)	0.04		(0.01)
Series Twenty Two [Member]
Income
Interest income	315		357
Miscellaneous	9,352		15,840
Revenues	9,667		16,197
Share of income (losses) from operating limited partnerships	0	[1]	754,900	[1]
Expenses and loss
Fund management fee	164,875		182,982
Amortization	0		0
General and administrative expenses	17,181		19,193
Professional fees	27,064		27,686
Impairment loss	0		0
Operating Expenses	209,120		229,861
Net income (loss)	(199,453)		541,236
Net income (loss) allocated to general partner	(1,995)		5,412
Net income (loss) allocated to limited partners	(197,458)		535,824
Net income (loss) per BAC (in dollars per unit)	(0.08)		0.21
Series Twenty Three [Member]
Income
Interest income	352		697
Miscellaneous	10,135		114,766
Revenues	10,487		115,463
Share of income (losses) from operating limited partnerships	0	[1]	688,724	[1]
Expenses and loss
Fund management fee	137,115		141,628
Amortization	0		0
General and administrative expenses	18,693		25,904
Professional fees	31,068		26,264
Impairment loss	0		0
Operating Expenses	186,876		193,796
Net income (loss)	(176,389)		610,391
Net income (loss) allocated to general partner	(1,764)		6,104
Net income (loss) allocated to limited partners	(174,625)		604,287
Net income (loss) per BAC (in dollars per unit)	(0.05)		0.18
Series Twenty Four [Member]
Income
Interest income	1,106		1,467
Miscellaneous	42,091		88,954
Revenues	43,197		90,421
Share of income (losses) from operating limited partnerships	139,151	[1]	0	[1]
Expenses and loss
Fund management fee	117,357		162,294
Amortization	0		0
General and administrative expenses	15,729		18,356
Professional fees	25,146		27,085
Impairment loss	0		0
Operating Expenses	158,232		207,735
Net income (loss)	24,116		(117,314)
Net income (loss) allocated to general partner	241		(1,173)
Net income (loss) allocated to limited partners	23,875		(116,141)
Net income (loss) per BAC (in dollars per unit)	0.01		(0.05)
Series Twenty Five [Member]
Income
Interest income	2,918		3,185
Miscellaneous	70,827		170,778
Revenues	73,745		173,963
Share of income (losses) from operating limited partnerships	1,215,347	[1]	469,513	[1]
Expenses and loss
Fund management fee	28,664		158,216
Amortization	0		0
General and administrative expenses	17,120		20,742
Professional fees	23,267		24,441
Impairment loss	0		0
Operating Expenses	69,051		203,399
Net income (loss)	1,220,041		440,077
Net income (loss) allocated to general partner	12,200		4,401
Net income (loss) allocated to limited partners	1,207,841		435,676
Net income (loss) per BAC (in dollars per unit)	0.4		0.14
Series Twenty Six [Member]
Income
Interest income	794		1,217
Miscellaneous	157,922		26,680
Revenues	158,716		27,897
Share of income (losses) from operating limited partnerships	44,244	[1]	1,451,966	[1]
Expenses and loss
Fund management fee	293,043		274,363
Amortization	0		0
General and administrative expenses	20,943		25,779
Professional fees	37,251		38,952
Impairment loss	0		0
Operating Expenses	351,237		339,094
Net income (loss)	(148,277)		1,140,769
Net income (loss) allocated to general partner	(1,483)		11,408
Net income (loss) allocated to limited partners	(146,794)		1,129,361
Net income (loss) per BAC (in dollars per unit)	(0.04)		0.28
Series Twenty Seven [Member]
Income
Interest income	1,248		1,478
Miscellaneous	20,283		11,791
Revenues	21,531		13,269
Share of income (losses) from operating limited partnerships	0		(676,060)
Expenses and loss
Fund management fee	192,567		242,040
Amortization	65,392		68,492
General and administrative expenses	15,672		16,798
Professional fees	21,180		21,215
Impairment loss	0		24,309
Operating Expenses	294,811		372,854
Net income (loss)	(273,280)		(1,035,645)
Net income (loss) allocated to general partner	(2,733)		(10,356)
Net income (loss) allocated to limited partners	(270,547)		(1,025,289)
Net income (loss) per BAC (in dollars per unit)	(0.11)		(0.42)
Series Twenty Eight [Member]
Income
Interest income	1,719		3,842
Miscellaneous	34,420		28,868
Revenues	36,139		32,710
Share of income (losses) from operating limited partnerships	37,059		0
Expenses and loss
Fund management fee	293,175		269,189
Amortization	0		0
General and administrative expenses	19,488		23,318
Professional fees	26,931		27,112
Impairment loss	0		0
Operating Expenses	339,594		319,619
Net income (loss)	(266,396)		(286,909)
Net income (loss) allocated to general partner	(2,664)		(2,869)
Net income (loss) allocated to limited partners	(263,732)		(284,040)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.07)
Series Twenty Nine [Member]
Income
Interest income	1,166		1,709
Miscellaneous	17,029		12,038
Revenues	18,195		13,747
Share of income (losses) from operating limited partnerships	0		(24,395)
Expenses and loss
Fund management fee	258,261		283,476
Amortization	0		28,950
General and administrative expenses	19,728		23,550
Professional fees	39,254		30,185
Impairment loss	0		0
Operating Expenses	317,243		366,161
Net income (loss)	(299,048)		(376,809)
Net income (loss) allocated to general partner	(2,990)		(3,768)
Net income (loss) allocated to limited partners	(296,058)		(373,041)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.09)
Series Thirty [Member]
Income
Interest income	1,764		3,780
Miscellaneous	2,165		2,535
Revenues	3,929		6,315
Share of income (losses) from operating limited partnerships	0		83,888
Expenses and loss
Fund management fee	152,732		167,720
Amortization	0		26,275
General and administrative expenses	15,251		18,424
Professional fees	23,264		23,469
Impairment loss	0		15,589
Operating Expenses	191,247		251,477
Net income (loss)	(187,318)		(161,274)
Net income (loss) allocated to general partner	(1,873)		(1,613)
Net income (loss) allocated to limited partners	(185,445)		(159,661)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.06)
Series Thirty One [Member]
Income
Interest income	963		2,172
Miscellaneous	8,648		2,107
Revenues	9,611		4,279
Share of income (losses) from operating limited partnerships	0		156,023
Expenses and loss
Fund management fee	322,878		301,200
Amortization	0		0
General and administrative expenses	19,655		23,490
Professional fees	27,199		29,342
Impairment loss	31,776		166,611
Operating Expenses	401,508		520,643
Net income (loss)	(391,897)		(360,341)
Net income (loss) allocated to general partner	(3,919)		(3,603)
Net income (loss) allocated to limited partners	(387,978)		(356,738)
Net income (loss) per BAC (in dollars per unit)	(0.09)		(0.08)
Series Thirty Two [Member]
Income
Interest income	1,975		3,923
Miscellaneous	1,799		6,262
Revenues	3,774		10,185
Share of income (losses) from operating limited partnerships	(40,621)		186,600
Expenses and loss
Fund management fee	248,887		253,986
Amortization	0		0
General and administrative expenses	19,513		23,608
Professional fees	24,241		27,583
Impairment loss	12,173		272,560
Operating Expenses	304,814		577,737
Net income (loss)	(341,661)		(380,952)
Net income (loss) allocated to general partner	(3,417)		(3,810)
Net income (loss) allocated to limited partners	(338,244)		(377,142)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.08)
Series Thirty Three [Member]
Income
Interest income	1,086		1,521
Miscellaneous	4,650		4,452
Revenues	5,736		5,973
Share of income (losses) from operating limited partnerships	21,566		(52,927)
Expenses and loss
Fund management fee	84,495		117,876
Amortization	0		0
General and administrative expenses	17,132		19,102
Professional fees	18,488		20,657
Impairment loss	0		37,226
Operating Expenses	120,115		194,861
Net income (loss)	(92,813)		(241,815)
Net income (loss) allocated to general partner	(928)		(2,418)
Net income (loss) allocated to limited partners	(91,885)		(239,397)
Net income (loss) per BAC (in dollars per unit)	(0.03)		(0.09)
Series Thirty Four [Member]
Income
Interest income	55		182
Miscellaneous	22,853		1,539
Revenues	22,908		1,721
Share of income (losses) from operating limited partnerships	(83,056)		(227,070)
Expenses and loss
Fund management fee	259,042		279,042
Amortization	0		224,375
General and administrative expenses	19,505		21,853
Professional fees	29,045		21,047
Impairment loss	0		225,080
Operating Expenses	307,592		771,397
Net income (loss)	(367,740)		(996,746)
Net income (loss) allocated to general partner	(3,677)		(9,967)
Net income (loss) allocated to limited partners	(364,063)		(986,779)
Net income (loss) per BAC (in dollars per unit)	(0.1)		(0.28)
Series Thirty Five [Member]
Income
Interest income	256		831
Miscellaneous	3,475		4,094
Revenues	3,731		4,925
Share of income (losses) from operating limited partnerships	(78,017)		(609,403)
Expenses and loss
Fund management fee	186,375		203,016
Amortization	0		72,288
General and administrative expenses	19,072		21,224
Professional fees	24,922		19,441
Impairment loss	15,474		2,017,720
Operating Expenses	245,843		2,333,689
Net income (loss)	(320,129)		(2,938,167)
Net income (loss) allocated to general partner	(3,201)		(29,382)
Net income (loss) allocated to limited partners	(316,928)		(2,908,785)
Net income (loss) per BAC (in dollars per unit)	(0.1)		(0.88)
Series Thirty Six [Member]
Income
Interest income	252		673
Miscellaneous	18,309		0
Revenues	18,561		673
Share of income (losses) from operating limited partnerships	(54,048)		(336,138)
Expenses and loss
Fund management fee	120,118		153,365
Amortization	0		0
General and administrative expenses	16,713		17,888
Professional fees	19,470		19,270
Impairment loss	0		1,405,263
Operating Expenses	156,301		1,595,786
Net income (loss)	(191,788)		(1,931,251)
Net income (loss) allocated to general partner	(1,918)		(19,313)
Net income (loss) allocated to limited partners	(189,870)		(1,911,938)
Net income (loss) per BAC (in dollars per unit)	(0.09)		(0.91)
Series Thirty Seven [Member]
Income
Interest income	1,646		3,602
Miscellaneous	41,499		0
Revenues	43,145		3,602
Share of income (losses) from operating limited partnerships	(32,821)		(228,964)
Expenses and loss
Fund management fee	186,346		184,364
Amortization	0		118,248
General and administrative expenses	16,854		18,635
Professional fees	16,120		15,990
Impairment loss	0		1,324,065
Operating Expenses	219,320		1,661,302
Net income (loss)	(208,996)		(1,886,664)
Net income (loss) allocated to general partner	(2,090)		(18,867)
Net income (loss) allocated to limited partners	(206,906)		(1,867,797)
Net income (loss) per BAC (in dollars per unit)	(0.08)		(0.74)
Series Thirty Eight [Member]
Income
Interest income	399		940
Miscellaneous	2,000		0
Revenues	2,399		940
Share of income (losses) from operating limited partnerships	(131,305)		(564,465)
Expenses and loss
Fund management fee	141,498		145,865
Amortization	0		13,960
General and administrative expenses	17,927		19,375
Professional fees	19,660		18,966
Impairment loss	768,169		2,180,548
Operating Expenses	947,254		2,378,714
Net income (loss)	(1,076,160)		(2,942,239)
Net income (loss) allocated to general partner	(10,762)		(29,422)
Net income (loss) allocated to limited partners	(1,065,398)		(2,912,817)
Net income (loss) per BAC (in dollars per unit)	(0.42)		(1.15)
Series Thirty Nine [Member]
Income
Interest income	1,421		2,845
Miscellaneous	0		0
Revenues	1,421		2,845
Share of income (losses) from operating limited partnerships	(367,461)		(890,369)
Expenses and loss
Fund management fee	122,665		111,465
Amortization	0		11,116
General and administrative expenses	16,878		18,112
Professional fees	19,415		18,313
Impairment loss	867,465		1,711,047
Operating Expenses	1,026,423		1,870,053
Net income (loss)	(1,392,463)		(2,757,577)
Net income (loss) allocated to general partner	(13,925)		(27,576)
Net income (loss) allocated to limited partners	(1,378,538)		(2,730,001)
Net income (loss) per BAC (in dollars per unit)	(0.6)		(1.19)
Series Forty [Member]
Income
Interest income	196		649
Miscellaneous	0		0
Revenues	196		649
Share of income (losses) from operating limited partnerships	(350,722)		(601,594)
Expenses and loss
Fund management fee	185,311		179,279
Amortization	0		53,036
General and administrative expenses	17,907		20,102
Professional fees	24,988		24,711
Impairment loss	1,833,033		1,870,900
Operating Expenses	2,061,239		2,148,028
Net income (loss)	(2,411,765)		(2,748,973)
Net income (loss) allocated to general partner	(24,118)		(27,490)
Net income (loss) allocated to limited partners	(2,387,647)		(2,721,483)
Net income (loss) per BAC (in dollars per unit)	(0.91)		(1.03)
Series Forty One [Member]
Income
Interest income	1,065		1,435
Miscellaneous	0		32,502
Revenues	1,065		33,937
Share of income (losses) from operating limited partnerships	(717,992)		(302,783)
Expenses and loss
Fund management fee	214,742		184,032
Amortization	152,816		222,512
General and administrative expenses	20,718		22,718
Professional fees	28,544		27,285
Impairment loss	1,267,710		1,300,406
Operating Expenses	1,684,530		1,756,953
Net income (loss)	(2,401,457)		(2,025,799)
Net income (loss) allocated to general partner	(24,015)		(20,258)
Net income (loss) allocated to limited partners	(2,377,442)		(2,005,541)
Net income (loss) per BAC (in dollars per unit)	(0.82)		(0.69)
Series Forty Two [Member]
Income
Interest income	603		7,667
Miscellaneous	621		218
Revenues	1,224		7,885
Share of income (losses) from operating limited partnerships	(453,445)		(347,607)
Expenses and loss
Fund management fee	204,470		130,906
Amortization	71,717		99,384
General and administrative expenses	21,441		23,194
Professional fees	31,771		32,586
Impairment loss	1,587,363		1,711,651
Operating Expenses	1,916,762		1,997,721
Net income (loss)	(2,368,983)		(2,337,443)
Net income (loss) allocated to general partner	(23,690)		(23,374)
Net income (loss) allocated to limited partners	(2,345,293)		(2,314,069)
Net income (loss) per BAC (in dollars per unit)	(0.85)		(0.84)
Series Forty Three [Member]
Income
Interest income	623		1,966
Miscellaneous	0		25
Revenues	623		1,991
Share of income (losses) from operating limited partnerships	(491,020)		(503,263)
Expenses and loss
Fund management fee	267,852		187,208
Amortization	98,916		247,749
General and administrative expenses	22,433		24,829
Professional fees	34,034		35,621
Impairment loss	2,201,172		2,993,098
Operating Expenses	2,624,407		3,488,505
Net income (loss)	(3,114,804)		(3,989,777)
Net income (loss) allocated to general partner	(31,148)		(39,898)
Net income (loss) allocated to limited partners	(3,083,656)		(3,949,879)
Net income (loss) per BAC (in dollars per unit)	(0.85)		(1.09)
Series Forty Four [Member]
Income
Interest income	1,351		78,270
Miscellaneous	0		25
Revenues	1,351		78,295
Share of income (losses) from operating limited partnerships	(698,324)		(1,281,159)
Expenses and loss
Fund management fee	201,750		267,673
Amortization	282,800		283,982
General and administrative expenses	20,188		20,415
Professional fees	21,491		31,133
Impairment loss	2,156,011		1,396,160
Operating Expenses	2,682,240		1,999,363
Net income (loss)	(3,379,213)		(3,202,227)
Net income (loss) allocated to general partner	(33,792)		(32,022)
Net income (loss) allocated to limited partners	(3,345,421)		(3,170,205)
Net income (loss) per BAC (in dollars per unit)	(1.24)		(1.17)
Series Forty Five [Member]
Income
Interest income	2,054		4,018
Miscellaneous	0		25
Revenues	2,054		4,043
Share of income (losses) from operating limited partnerships	(1,247,995)		(1,187,195)
Expenses and loss
Fund management fee	318,236		341,411
Amortization	273,092		273,092
General and administrative expenses	25,447		27,606
Professional fees	36,595		35,839
Impairment loss	3,838,473		2,445,786
Operating Expenses	4,491,843		3,123,734
Net income (loss)	(5,737,784)		(4,306,886)
Net income (loss) allocated to general partner	(57,378)		(43,069)
Net income (loss) allocated to limited partners	(5,680,406)		(4,263,817)
Net income (loss) per BAC (in dollars per unit)	(1.42)		(1.06)
Series Forty Six [Member]
Income
Interest income	1,942		4,547
Miscellaneous	0		135
Revenues	1,942		4,682
Share of income (losses) from operating limited partnerships	(705,660)		(859,459)
Expenses and loss
Fund management fee	232,017		213,548
Amortization	31,804		42,896
General and administrative expenses	22,579		22,690
Professional fees	24,455		24,023
Impairment loss	2,113,988		1,940,109
Operating Expenses	2,424,843		2,243,266
Net income (loss)	(3,128,561)		(3,098,043)
Net income (loss) allocated to general partner	(31,286)		(30,980)
Net income (loss) allocated to limited partners	$ (3,097,275)		$ (3,067,063)
Net income (loss) per BAC (in dollars per unit)	(1.04)		(1.03)

[1]	Includes $2,427,719 and $4,781,533, respectively, in 2012 and 2011 from gain/(loss) on disposal of operating limited partnership.

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Twenty [Member] Limited Partner [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty [Member]	Series Twenty One [Member] Limited Partner [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty Two [Member] Limited Partner [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Three [Member] Limited Partner [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Four [Member] Limited Partner [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Five [Member] Limited Partner [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Six [Member] Limited Partner [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Seven [Member] Limited Partner [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Eight [Member] Limited Partner [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Nine [Member] Limited Partner [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Thirty [Member] Limited Partner [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty One [Member] Limited Partner [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty Two [Member] Limited Partner [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Three [Member] Limited Partner [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Four [Member] Limited Partner [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Five [Member] Limited Partner [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Six [Member] Limited Partner [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Seven [Member] Limited Partner [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Eight [Member] Limited Partner [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Nine [Member] Limited Partner [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Forty [Member] Limited Partner [Member]	Series Forty [Member] General Partner [Member]	Series Forty [Member]	Series Forty One [Member] Limited Partner [Member]	Series Forty One [Member] General Partner [Member]	Series Forty One [Member]	Series Forty Two [Member] Limited Partner [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Three [Member] Limited Partner [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Four [Member] Limited Partner [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Five [Member] Limited Partner [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Six [Member] Limited Partner [Member]	Series Forty Six [Member] General Partner [Member]	Series Forty Six [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2010	$ (2,909,001)	$ (340,749)	$ (3,249,750)	$ (1,069,536)	$ (174,390)	$ (1,243,926)	$ (2,968,555)	$ (251,281)	$ (3,219,836)	$ (2,435,304)	$ (312,323)	$ (2,747,627)	$ (2,102,246)	$ (208,404)	$ (2,310,650)	$ (1,818,771)	$ (278,416)	$ (2,097,187)	$ (2,633,262)	$ (370,289)	$ (3,003,551)	$ (279,884)	$ (211,360)	$ (491,244)	$ (468,538)	$ (351,953)	$ (820,491)	$ (1,952,480)	$ (361,790)	$ (2,314,270)	$ (707,875)	$ (236,500)	$ (944,375)	$ (1,417,532)	$ (397,408)	$ (1,814,940)	$ (1,186,111)	$ (422,447)	$ (1,608,558)	$ (992,283)	$ (238,084)	$ (1,230,367)	$ (1,641,611)	$ (320,007)	$ (1,961,618)	$ 1,801,481	$ (266,677)	$ 1,534,804	$ 457,246	$ (175,849)	$ 281,397	$ 709,119	$ (210,578)	$ 498,541	$ 2,974,995	$ (190,439)	$ 2,784,556	$ 3,301,130	$ (165,081)	$ 3,136,049	$ 3,337,000	$ (193,508)	$ 3,143,492	$ 3,304,101	$ (218,311)	$ 3,085,790	$ 5,484,551	$ (187,973)	$ 5,296,578	$ 9,915,867	$ (224,609)	$ 9,691,258	$ 9,579,993	$ (143,080)	$ 9,436,913	$ 17,982,971	$ (175,588)	$ 17,807,383	$ 14,800,889	$ (115,893)	$ 14,684,996	$ 49,066,354	$ (6,742,987)	$ 42,323,367
Net income (loss)	774,418	7,822	782,240	(10,189)	(103)	(10,292)	535,824	5,412	541,236	604,287	6,104	610,391	(116,141)	(1,173)	(117,314)	435,676	4,401	440,077	1,129,361	11,408	1,140,769	(1,025,289)	(10,356)	(1,035,645)	(284,040)	(2,869)	(286,909)	(373,041)	(3,768)	(376,809)	(159,661)	(1,613)	(161,274)	(356,738)	(3,603)	(360,341)	(377,142)	(3,810)	(380,952)	(239,397)	(2,418)	(241,815)	(986,779)	(9,967)	(996,746)	(2,908,785)	(29,382)	(2,938,167)	(1,911,938)	(19,313)	(1,931,251)	(1,867,797)	(18,867)	(1,886,664)	(2,912,817)	(29,422)	(2,942,239)	(2,730,001)	(27,576)	(2,757,577)	(2,721,483)	(27,490)	(2,748,973)	(2,005,541)	(20,258)	(2,025,799)	(2,314,069)	(23,374)	(2,337,443)	(3,949,879)	(39,898)	(3,989,777)	(3,170,205)	(32,022)	(3,202,227)	(4,263,817)	(43,069)	(4,306,886)	(3,067,063)	(30,980)	(3,098,043)	(34,272,246)	(346,184)	(34,618,430)
Partners' capital (deficit) at Mar. 31, 2011	(2,134,583)	(332,927)	(2,467,510)	(1,079,725)	(174,493)	(1,254,218)	(2,432,731)	(245,869)	(2,678,600)	(1,831,017)	(306,219)	(2,137,236)	(2,218,387)	(209,577)	(2,427,964)	(1,383,095)	(274,015)	(1,657,110)	(1,503,901)	(358,881)	(1,862,782)	(1,305,173)	(221,716)	(1,526,889)	(752,578)	(354,822)	(1,107,400)	(2,325,521)	(365,558)	(2,691,079)	(867,536)	(238,113)	(1,105,649)	(1,774,270)	(401,011)	(2,175,281)	(1,563,253)	(426,257)	(1,989,510)	(1,231,680)	(240,502)	(1,472,182)	(2,628,390)	(329,974)	(2,958,364)	(1,107,304)	(296,059)	(1,403,363)	(1,454,692)	(195,162)	(1,649,854)	(1,158,678)	(229,445)	(1,388,123)	62,178	(219,861)	(157,683)	571,129	(192,657)	378,472	615,517	(220,998)	394,519	1,298,560	(238,569)	1,059,991	3,170,482	(211,347)	2,959,135	5,965,988	(264,507)	5,701,481	6,409,788	(175,102)	6,234,686	13,719,154	(218,657)	13,500,497	11,733,826	(146,873)	11,586,953	14,794,108	(7,089,171)	7,704,937
Net income (loss)	702,732	7,098	709,830	76,686	775	77,461	(197,458)	(1,995)	(199,453)	(174,625)	(1,764)	(176,389)	23,875	241	24,116	1,207,841	12,200	1,220,041	(146,794)	(1,483)	(148,277)	(270,547)	(2,733)	(273,280)	(263,732)	(2,664)	(266,396)	(296,058)	(2,990)	(299,048)	(185,445)	(1,873)	(187,318)	(387,978)	(3,919)	(391,897)	(338,244)	(3,417)	(341,661)	(91,885)	(928)	(92,813)	(364,063)	(3,677)	(367,740)	(316,928)	(3,201)	(320,129)	(189,870)	(1,918)	(191,788)	(206,906)	(2,090)	(208,996)	(1,065,398)	(10,762)	(1,076,160)	(1,378,538)	(13,925)	(1,392,463)	(2,387,647)	(24,118)	(2,411,765)	(2,377,442)	(24,015)	(2,401,457)	(2,345,293)	(23,690)	(2,368,983)	(3,083,656)	(31,148)	(3,114,804)	(3,345,421)	(33,792)	(3,379,213)	(5,680,406)	(57,378)	(5,737,784)	(3,097,275)	(31,286)	(3,128,561)	(26,180,475)	(264,452)	(26,444,927)
Partners' capital (deficit) at Mar. 31, 2012	$ (1,431,851)	$ (325,829)	$ (1,757,680)	$ (1,003,039)	$ (173,718)	$ (1,176,757)	$ (2,630,189)	$ (247,864)	$ (2,878,053)	$ (2,005,642)	$ (307,983)	$ (2,313,625)	$ (2,194,512)	$ (209,336)	$ (2,403,848)	$ (175,254)	$ (261,815)	$ (437,069)	$ (1,650,695)	$ (360,364)	$ (2,011,059)	$ (1,575,720)	$ (224,449)	$ (1,800,169)	$ (1,016,310)	$ (357,486)	$ (1,373,796)	$ (2,621,579)	$ (368,548)	$ (2,990,127)	$ (1,052,981)	$ (239,986)	$ (1,292,967)	$ (2,162,248)	$ (404,930)	$ (2,567,178)	$ (1,901,497)	$ (429,674)	$ (2,331,171)	$ (1,323,565)	$ (241,430)	$ (1,564,995)	$ (2,992,453)	$ (333,651)	$ (3,326,104)	$ (1,424,232)	$ (299,260)	$ (1,723,492)	$ (1,644,562)	$ (197,080)	$ (1,841,642)	$ (1,365,584)	$ (231,535)	$ (1,597,119)	$ (1,003,220)	$ (230,623)	$ (1,233,843)	$ (807,409)	$ (206,582)	$ (1,013,991)	$ (1,772,130)	$ (245,116)	$ (2,017,246)	$ (1,078,882)	$ (262,584)	$ (1,341,466)	$ 825,189	$ (235,037)	$ 590,152	$ 2,882,332	$ (295,655)	$ 2,586,677	$ 3,064,367	$ (208,894)	$ 2,855,473	$ 8,038,748	$ (276,035)	$ 7,762,713	$ 8,636,551	$ (178,159)	$ 8,458,392	$ (11,386,367)	$ (7,353,623)	$ (18,739,990)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (26,444,927)		$ (34,618,430)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	3,024,768	[1]	3,954,019	[1]
Impairment loss	16,692,807		23,038,128
Distributions received from operating limited partnerships	311,726		182,237
Amortization	976,537		1,786,355
Changes in assets and liabilities
Other assets	(113,566)		(165,855)
Accounts payable and accrued expenses	(111,792)		93,836
Accounts payable - affiliates	2,847,137		314,146
Net cash provided by (used in) operating activities	(2,817,310)		(5,415,564)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)		(259,901)
Proceeds from disposition of operating limited partnerships	2,427,719		7,102,968
Net cash provided by (used in) investing activities	2,417,718		6,843,067
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(399,592)		1,427,503
Cash and cash equivalents, beginning	7,926,372		6,498,869
Cash and cash equivalents, ending	7,526,780		7,926,372
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		8,915
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	12,841		653,373
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		18,818
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	709,830		782,240
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(852,350)		(921,489)
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		2,633
Accounts payable and accrued expenses	9,624		10,376
Accounts payable - affiliates	(485,260)		(737,086)
Net cash provided by (used in) operating activities	(618,156)		(863,326)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	852,350		921,489
Net cash provided by (used in) investing activities	852,350		921,489
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	234,194		58,163
Cash and cash equivalents, beginning	245,496		187,333
Cash and cash equivalents, ending	479,690		245,496
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	77,461		(10,292)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(118,002)		(25,729)
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	1,980		(7,788)
Accounts payable - affiliates	(173,960)		69,765
Net cash provided by (used in) operating activities	(212,521)		25,956
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	118,002		25,729
Net cash provided by (used in) investing activities	118,002		25,729
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(94,519)		51,685
Cash and cash equivalents, beginning	338,841		287,156
Cash and cash equivalents, ending	244,322		338,841
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	(199,453)		541,236
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[1]	(754,900)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		2,500
Accounts payable and accrued expenses	(12,501)		(7,614)
Accounts payable - affiliates	23,641		(342,631)
Net cash provided by (used in) operating activities	(188,313)		(561,409)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		754,900
Net cash provided by (used in) investing activities	0		754,900
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(188,313)		193,491
Cash and cash equivalents, beginning	344,376		150,885
Cash and cash equivalents, ending	156,063		344,376
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	(176,389)		610,391
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[1]	(688,724)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(19,800)		(10,373)
Accounts payable - affiliates	(15,173)		(371,006)
Net cash provided by (used in) operating activities	(211,362)		(459,712)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		688,724
Net cash provided by (used in) investing activities	0		688,724
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(211,362)		229,012
Cash and cash equivalents, beginning	325,579		96,567
Cash and cash equivalents, ending	114,217		325,579
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	24,116		(117,314)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(139,151)	[1]	0	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(3,178)		(7,500)
Accounts payable - affiliates	57,757		77,900
Net cash provided by (used in) operating activities	(60,456)		(46,914)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	139,151		0
Net cash provided by (used in) investing activities	139,151		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	78,695		(46,914)
Cash and cash equivalents, beginning	200,227		247,141
Cash and cash equivalents, ending	278,922		200,227
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	1,220,041		440,077
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,215,347)	[1]	(469,513)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(39,164)		54,408
Accounts payable - affiliates	(1,240,982)		(188,789)
Net cash provided by (used in) operating activities	(1,275,452)		(163,817)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)		0
Proceeds from disposition of operating limited partnerships	1,215,347		469,513
Net cash provided by (used in) investing activities	1,205,346		469,513
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,106)		305,696
Cash and cash equivalents, beginning	562,226		256,530
Cash and cash equivalents, ending	492,120		562,226
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	(148,277)		1,140,769
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(44,244)	[1]	(1,451,966)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(24,899)		30,000
Accounts payable - affiliates	260,248		(1,006,313)
Net cash provided by (used in) operating activities	42,828		(1,287,510)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	44,244		1,451,966
Net cash provided by (used in) investing activities	44,244		1,451,966
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	87,072		164,456
Cash and cash equivalents, beginning	476,868		312,412
Cash and cash equivalents, ending	563,940		476,868
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	(273,280)		(1,035,645)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		676,060
Impairment loss	0		24,309
Distributions received from operating limited partnerships	0		100
Amortization	65,392		68,492
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(10,000)		10,000
Accounts payable - affiliates	(20,416)		(1,105,169)
Net cash provided by (used in) operating activities	(238,304)		(1,361,853)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		1,638,582
Net cash provided by (used in) investing activities	0		1,638,582
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(238,304)		276,729
Cash and cash equivalents, beginning	550,614		273,885
Cash and cash equivalents, ending	312,310		550,614
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	12,841		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	(266,396)		(286,909)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(37,059)		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	5,070		0
Accounts payable - affiliates	330,768		284,116
Net cash provided by (used in) operating activities	32,383		(2,793)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	37,059		0
Net cash provided by (used in) investing activities	37,059		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	69,442		(2,793)
Cash and cash equivalents, beginning	259,714		262,507
Cash and cash equivalents, ending	329,156		259,714
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	(299,048)		(376,809)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		24,395
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		28,950
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	331,404		331,404
Net cash provided by (used in) operating activities	32,356		7,940
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	32,356		7,940
Cash and cash equivalents, beginning	214,315		206,375
Cash and cash equivalents, ending	246,671		214,315
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	(187,318)		(161,274)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		(83,888)
Impairment loss	0		15,589
Distributions received from operating limited partnerships	0		0
Amortization	0		26,275
Changes in assets and liabilities
Other assets	6,175		0
Accounts payable and accrued expenses	(10,000)		10,000
Accounts payable - affiliates	74,144		183,160
Net cash provided by (used in) operating activities	(116,999)		(10,138)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		151,341
Net cash provided by (used in) investing activities	0		151,341
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(116,999)		141,203
Cash and cash equivalents, beginning	421,530		280,327
Cash and cash equivalents, ending	304,531		421,530
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	(391,897)		(360,341)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		(156,023)
Impairment loss	31,776		166,611
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	364,152		364,152
Net cash provided by (used in) operating activities	4,031		14,399
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,031		14,399
Cash and cash equivalents, beginning	181,199		166,800
Cash and cash equivalents, ending	185,230		181,199
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	(341,661)		(380,952)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	40,621		(186,600)
Impairment loss	12,173		272,560
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	223,428		(110,227)
Net cash provided by (used in) operating activities	(65,439)		(405,219)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		559,998
Net cash provided by (used in) investing activities	0		559,998
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(65,439)		154,779
Cash and cash equivalents, beginning	495,360		340,581
Cash and cash equivalents, ending	429,921		495,360
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(92,813)		(241,815)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(21,566)		52,927
Impairment loss	0		37,226
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		3,403
Accounts payable - affiliates	129,714		144,375
Net cash provided by (used in) operating activities	15,335		(3,884)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	21,566		60,000
Net cash provided by (used in) investing activities	21,566		60,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,901		56,116
Cash and cash equivalents, beginning	240,231		184,115
Cash and cash equivalents, ending	277,132		240,231
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(367,740)		(996,746)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	83,056		227,070
Impairment loss	0		225,080
Distributions received from operating limited partnerships	0		0
Amortization	0		224,375
Changes in assets and liabilities
Other assets	(83,056)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	317,891		310,569
Net cash provided by (used in) operating activities	(49,849)		(9,652)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(49,849)		(9,652)
Cash and cash equivalents, beginning	64,486		74,138
Cash and cash equivalents, ending	14,637		64,486
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(320,129)		(2,938,167)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	78,017		609,403
Impairment loss	15,474		2,017,720
Distributions received from operating limited partnerships	0		0
Amortization	0		72,288
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	228,360		228,360
Net cash provided by (used in) operating activities	1,722		(10,396)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,722		(10,396)
Cash and cash equivalents, beginning	116,848		127,244
Cash and cash equivalents, ending	118,570		116,848
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	(191,788)		(1,931,251)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	54,048		336,138
Impairment loss	0		1,405,263
Distributions received from operating limited partnerships	3,658		13,640
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	160,596		166,621
Net cash provided by (used in) operating activities	26,514		(9,589)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	26,514		(9,589)
Cash and cash equivalents, beginning	133,266		142,855
Cash and cash equivalents, ending	159,780		133,266
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	(208,996)		(1,886,664)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	32,821		228,964
Impairment loss	0		1,324,065
Distributions received from operating limited partnerships	3,658		47,169
Amortization	0		118,248
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	204,864		204,864
Net cash provided by (used in) operating activities	32,347		36,646
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	32,347		36,646
Cash and cash equivalents, beginning	346,391		309,745
Cash and cash equivalents, ending	378,738		346,391
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	(1,076,160)		(2,942,239)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	131,305		564,465
Impairment loss	768,169		2,180,548
Distributions received from operating limited partnerships	70,016		45,159
Amortization	0		13,960
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	95,209		164,400
Net cash provided by (used in) operating activities	(11,461)		26,293
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,461)		26,293
Cash and cash equivalents, beginning	235,617		209,324
Cash and cash equivalents, ending	224,156		235,617
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	(1,392,463)		(2,757,577)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	367,461		890,369
Impairment loss	867,465		1,711,047
Distributions received from operating limited partnerships	15,288		12,754
Amortization	0		11,116
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	136,800		136,800
Net cash provided by (used in) operating activities	(5,449)		4,509
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,449)		4,509
Cash and cash equivalents, beginning	187,805		183,296
Cash and cash equivalents, ending	182,356		187,805
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(2,411,765)		(2,748,973)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	350,722		601,594
Impairment loss	1,833,033		1,870,900
Distributions received from operating limited partnerships	0		675
Amortization	0		53,036
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	200,016		211,999
Net cash provided by (used in) operating activities	(27,994)		(10,769)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,994)		(10,769)
Cash and cash equivalents, beginning	109,745		120,514
Cash and cash equivalents, ending	81,751		109,745
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(2,401,457)		(2,025,799)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	717,992		302,783
Impairment loss	1,267,710		1,300,406
Distributions received from operating limited partnerships	12,311		7,259
Amortization	152,816		222,512
Changes in assets and liabilities
Other assets	0		834
Accounts payable and accrued expenses	(8,924)		8,924
Accounts payable - affiliates	238,068		(60,471)
Net cash provided by (used in) operating activities	(21,484)		(243,552)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		380,726
Net cash provided by (used in) investing activities	0		380,726
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,484)		137,174
Cash and cash equivalents, beginning	215,834		78,660
Cash and cash equivalents, ending	194,350		215,834
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(2,368,983)		(2,337,443)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	453,445		347,607
Impairment loss	1,587,363		1,711,651
Distributions received from operating limited partnerships	36,550		1,005
Amortization	71,717		99,384
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	249,780		249,780
Net cash provided by (used in) operating activities	29,872		71,984
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(109,361)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(109,361)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	29,872		(37,377)
Cash and cash equivalents, beginning	311,423		348,800
Cash and cash equivalents, ending	341,295		311,423
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		270,143
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	(3,114,804)		(3,989,777)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	491,020		503,263
Impairment loss	2,201,172		2,993,098
Distributions received from operating limited partnerships	76,136		3,410
Amortization	98,916		247,749
Changes in assets and liabilities
Other assets	(16,506)		(85,806)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	255,298		306,780
Net cash provided by (used in) operating activities	(8,768)		(21,283)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,768)		(21,283)
Cash and cash equivalents, beginning	234,982		256,265
Cash and cash equivalents, ending	226,214		234,982
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		186,626
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(3,379,213)		(3,202,227)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	698,324		1,281,159
Impairment loss	2,156,011		1,396,160
Distributions received from operating limited partnerships	5,079		5,728
Amortization	282,800		283,982
Changes in assets and liabilities
Other assets	(20,179)		(104,834)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	284,698		284,701
Net cash provided by (used in) operating activities	27,520		(55,331)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(139,317)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(139,317)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	27,520		(194,648)
Cash and cash equivalents, beginning	395,938		590,586
Cash and cash equivalents, ending	423,458		395,938
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		196,604
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	(5,737,784)		(4,306,886)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	1,247,995		1,187,195
Impairment loss	3,838,473		2,445,786
Distributions received from operating limited partnerships	47,876		22,953
Amortization	273,092		273,092
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	366,564		266,564
Net cash provided by (used in) operating activities	36,216		(111,296)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,216		(111,296)
Cash and cash equivalents, beginning	425,893		537,189
Cash and cash equivalents, ending	462,109		425,893
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(3,128,561)		(3,098,043)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	705,660		859,459
Impairment loss	2,113,988		1,940,109
Distributions received from operating limited partnerships	41,154		22,385
Amortization	31,804		42,896
Changes in assets and liabilities
Other assets	0		18,818
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	249,528		249,528
Net cash provided by (used in) operating activities	13,573		35,152
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(11,223)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(11,223)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,573		23,929
Cash and cash equivalents, beginning	291,568		267,639
Cash and cash equivalents, ending	305,141		291,568
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		8,915
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	$ 0		$ 18,818

[1]	Includes $2,427,719 and $4,781,533, respectively, in 2012 and 2011 from gain/(loss) on disposal of operating limited partnership.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE A -	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund IV L.P. (the Partnership or Fund) was organized under the laws of the State of Delaware as of October 5, 1993, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which acquire, develop, rehabilitate, operate and own newly-constructed, existing or rehabilitated apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes may also qualify for the Historic Rehabilitation Tax Credit for their rehabilitation of certified historic structures and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates IV L.P. and the limited partner is BCTC IV Assignor Corp. (the assignor limited partner).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective December 16, 1993, which covered the offering (the Public Offering) of the beneficial assignee certificates (BACs) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The fund has registered 101,500,000 BACs at $10 per BAC for sale to the public in one or more series. BACs sold in bulk are offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2012 and 2011 are as follows:

	Issued		Outstanding
	2012	2011	2012	2011

Series 20	3,866,700	3,866,700	3,865,700	3,866,700
Series 21	1,892,700	1,892,700	1,890,700	1,890,700
Series 22	2,564,400	2,564,400	2,564,400	2,564,400
Series 23	3,336,727	3,336,727	3,336,727	3,336,727
Series 24	2,169,878	2,169,878	2,169,878	2,169,878
Series 25	3,026,109	3,026,109	3,025,609	3,026,109
Series 26	3,995,900	3,995,900	3,995,900	3,995,900
Series 27	2,460,700	2,460,700	2,460,700	2,460,700
Series 28	4,000,738	4,000,738	4,000,238	4,000,738
Series 29	3,991,800	3,991,800	3,991,800	3,991,800
Series 30	2,651,000	2,651,000	2,651,000	2,651,000
Series 31	4,417,857	4,417,857	4,417,857	4,417,857
Series 32	4,754,198	4,754,198	4,753,698	4,754,198
Series 33	2,636,533	2,636,533	2,636,533	2,636,533
Series 34	3,529,319	3,529,319	3,529,319	3,529,319
Series 35	3,300,463	3,300,463	3,300,463	3,300,463
Series 36	2,106,837	2,106,837	2,106,837	2,106,837
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,152	2,292,152	2,292,152	2,292,152
Series 40	2,630,256	2,630,256	2,630,256	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,980,998	2,980,998

	83,651,080	83,651,080	83,646,580	83,649,080

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $457,496 and $341,487 as of March 31, 2012 and 2011, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships. If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2012 and 2011 of $16,692,807 and $23,038,128, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships' general partners and their guarantee against credit recapture.

Capitalized Expenses

Costs incurred with borrowing funds to make capital contributions to operating limited partnerships and certain other costs are capitalized and included in investment in operating limited partnerships. The costs were being amortized on the straight-line method over 27.5 years. As of March 31, 2012 and 2011, an impairment loss of $ - and $13,288, respectively, was recorded and the lives of the remaining capitalized interest were reassessed.

Accumulated amortization for capitalized interest as of March 31, 2012 and 2011, as well as the March 31, 2012 and 2011 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Capitalized Interest Impairment	Capitalized Interest Impairment	Remaining Life of Capitalized Interest
	2012	2011	2012	2011	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	-	13,281	-	6,193	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	-	-	-
Series 42	-	-	-	-	-
Series 43	-	-	-	-	-
Series 44	-	3,618	-	7,095	-
Series 45	-	-	-	-	-
Series 46	-	-	-	-	-
	$-	$16,899	$-	$13,288

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2012 and 2011, an impairment loss of $1,595,113 and $1,764,564, respectively, was recorded and the lives of the remaining acquisition costs were reassessed.

Accumulated amortization as of March 31, 2012 and 2011, as well as the March 31, 2012 and 2011 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2012	2011	2012	2011	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	196,176	130,784	-	-	1
Series 28	-	-	-	-	-
Series 29	-	57,900	-	-	-
Series 30	-	26,275	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	224,375	-	-	-
Series 35	-	144,576	-	144,573	-
Series 36	-	-	-	-	-
Series 37	-	236,496	-	236,496	-
Series 38	-	13,960	-	27,916	-
Series 39	-	11,116	-	22,232	-
Series 40	-	106,072	-	106,069	-
Series 41	-	222,512	79,027	209,087	2
Series 42	-	99,384	12,785	166,004	5
Series 43	-	229,852	160,616	785,633	5
Series 44	848,399	565,599	-	-	5
Series 45	-	273,092	1,276,381	-	5
Series 46	-	42,896	66,304	66,554	5
	$1,044,575	$2,384,889	$1,595,113	$1,764,564

The annual amortization for deferred acquisition costs for the years 2013, 2014, 2015, 2016 and 2017 are estimated to be $633,806, $568,415, $455,111, $455,111, and $455,110 respectively.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss Per Beneficial Assignee Certificate Unit

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2012 and 2011 are as follows:

	2012	2011

Series 20	3,866,367	3,866,700
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,942	3,026,109
Series 26	3,995,900	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,571	4,000,738
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,754,031	4,754,198
Series 33	2,636,533	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,648,247	83,649,080

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In June 2009, the Financail Accounting Standarnds Board (FASB) issued an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The amended guidance modifies the consolidation model to one based on control and economics, and replaces the current quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE is the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment is effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Fund’s financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

		2012
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 20	$169,740	$68,473	$101,267
Series 21	94,047	77,264	16,783
Series 22	177,268	12,393	164,875
Series 23	148,983	11,868	137,115
Series 24	157,757	40,400	117,357
Series 25	119,018	90,354	28,664
Series 26	336,248	43,205	293,043
Series 27	233,712	41,145	192,567
Series 28	330,768	37,593	293,175
Series 29	331,404	73,143	258,261
Series 30	174,144	21,412	152,732
Series 31	364,152	41,274	322,878
Series 32	283,428	34,541	248,887
Series 33	129,714	45,219	84,495
Series 34	293,196	34,154	259,042
Series 35	228,360	41,985	186,375
Series 36	160,596	40,478	120,118
Series 37	204,864	18,518	186,346
Series 38	164,400	22,902	141,498
Series 39	136,800	14,135	122,665
Series 40	200,016	14,705	185,311
Series 41	238,068	23,326	214,742
Series 42	249,780	45,310	204,470
Series 43	306,780	38,928	267,852
Series 44	284,698	82,948	201,750
Series 45	366,564	48,328	318,236
Series 46	249,528	17,511	232,017

	$6,134,033	$1,081,512	$5,052,521

		2011
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 20	$227,914	$63,134	$164,780
Series 21	119,765	123,353	(3,588)
Series 22	205,723	22,741	182,982
Series 23	177,348	35,720	141,628
Series 24	177,900	15,606	162,294
Series 25	211,211	52,995	158,216
Series 26	393,687	119,324	274,363
Series 27	294,831	52,791	242,040
Series 28	334,116	64,927	269,189
Series 29	331,404	47,928	283,476
Series 30	183,160	15,440	167,720
Series 31	364,152	62,952	301,200
Series 32	289,773	35,787	253,986
Series 33	138,265	20,389	117,876
Series 34	293,196	14,154	279,042
Series 35	228,360	25,344	203,016
Series 36	160,599	7,234	153,365
Series 37	204,864	20,500	184,364
Series 38	164,400	18,535	145,865
Series 39	136,800	25,335	111,465
Series 40	200,017	20,738	179,279
Series 41	239,529	55,497	184,032
Series 42	249,780	118,874	130,906
Series 43	306,780	119,572	187,208
Series 44	284,701	17,028	267,673
Series 45	366,564	25,153	341,411
Series 46	249,528	35,980	213,548

	$6,534,367	$1,237,031	$5,297,336

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total fund management fees accrued were $52,937,181 and $49,714,148, respectively.

The fund management fees paid for the years ended March 31, 2012 and 2011, are as follows:

	2012	2011

Series 20	$655,000	$965,000
Series 21	160,000	50,000
Series 22	100,000	550,000
Series 23	100,000	550,000
Series 24	100,000	100,000
Series 25	1,360,000	400,000
Series 26	76,000	1,400,000
Series 27	200,000	1,400,000
Series 28	-	50,000
Series 29	-	-
Series 30	100,000	-
Series 31	-	-
Series 32	60,000	400,000
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	300,000
Series 42	-	-
Series 43	-	-
Series 44	-	-
Series 45	-	100,000
Series 46	-	-

	$2,911,000	$6,265,000

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2012 and 2011, are as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	108,007
Series 22	-	53,627
Series 23	-	64,156
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	54,128
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	104,982	80,287
Series 35	-	-
Series 36	129,612	129,612
Series 37	-	-
Series 38	-	69,191
Series 39	220,455	220,455
Series 40	337,528	337,528
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	51,482
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$1,428,609	$1,804,505

During the years ended March 31, 2012 and 2011, $24,695 and $17,373, respectively, for Series 34 was advanced to the Fund by an affiliate of the general partner. During the year ended March 31, 2012, $108,007, $53,627, $64,156, $54,128, $69,191 and $51,482 for Series 21, Series 22, Series 23, Series 27, Series 38 and Series 43, respectively, was paid by the Fund to an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2012 and 2011, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2012	2011

Series 20	$12,949	$16,960
Series 21	10,692	12,885
Series 22	12,440	14,530
Series 23	12,752	15,050
Series 24	11,825	14,599
Series 25	11,970	15,625
Series 26	15,374	18,926
Series 27	11,593	13,004
Series 28	13,812	17,496
Series 29	13,588	17,166
Series 30	11,840	14,588
Series 31	13,937	17,688
Series 32	13,270	17,384
Series 33	13,397	15,619
Series 34	14,695	17,373
Series 35	14,328	16,823
Series 36	13,524	15,187
Series 37	13,395	15,014
Series 38	13,736	15,539
Series 39	13,353	14,940
Series 40	14,408	16,386
Series 41	15,494	17,657
Series 42	16,616	18,561
Series 43	16,282	18,996
Series 44	15,003	16,069
Series 45	18,871	21,100
Series 46	16,502	17,822

	$375,646	$442,987

Accounts payable - affiliates at March 31, 2012 and 2011 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 20	12	17
Series 21	6	9
Series 22	20	22
Series 23	15	16
Series 24	18	20
Series 25	11	16
Series 26	39	40
Series 27	15	15
Series 28	24	26
Series 29	21	21
Series 30	17	17
Series 31	26	26
Series 32	15	15
Series 33	8	9
Series 34	14	14
Series 35	11	11
Series 36	11	11
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	20	20
Series 42	22	22
Series 43	23	23
Series 44	10	10
Series 45	30	30
Series 46	15	15

	445	467

During the year ended March 31, 2012 the Fund disposed of twenty two Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2012 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 20	4	1	$852,350	$852,350
Series 21	3	-	118,002	118,002
Series 22	-	2	-	-
Series 23	-	1	-	-
Series 24	2	-	139,151	139,151
Series 25	4	1	1,215,347	1,215,347
Series 26	-	1	44,244	44,244
Series 28	1	1	37,059	37,059
Series 33	1	-	21,566	21,566

Total	15	7	$2,427,719	$2,427,719

During the year ended March 31, 2011 the Fund disposed of twenty four Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2011 is as follows.

		Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

	Series 20	4	-	$921,489	$921,489
	Series 21	-	1	25,729	25,729
	Series 22	3	-	754,900	754,900
	Series 23	4	-	688,724	688,724
	Series 25	3	1	469,513	469,513
	Series 26	3	-	1,451,966	1,451,966
	Series 27	1	-	1,638,582	(682,853)
	Series 30	1	-	151,341	151,341
*	Series 32	1	-	559,998	559,998
	Series 33	1	-	60,000	60,000
	Series 41	1	-	380,726	380,726

	Total	22	2	$7,102,968	$4,781,533

* Series 32 sold its membership interests in Bradley Phase I of Massachusetts LLC, Bradley Phase II of Massachusetts LLC, Byam Village of Massachusetts LLC, Hanover Towers of Massachusetts LLC, Harbor Towers of Massachusetts LLC and Maple Hill of Massachusetts LLC.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2012 and 2011, contributions are payable to operating limited partnerships as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	9,999	9,999
Series 25	-	10,001
Series 26	14,490	14,490
Series 27	10,020	22,861
Series 28	40,968	40,968
Series 29	10,197	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	173,561	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	121,112	121,112
Series 44	254,640	254,640
Series 45	16,724	16,724
Series 46	-	-

	$1,135,980	$1,158,822

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$505,960,745	$6,882,024	$4,113,424

Acquisition costs of operating limited partnerships	34,246,077	862,696	661,389

Cumulative distributions from operating limited partnerships	(3,327,345)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Cumulative losses from operating limited partnerships	(277,960,509)	(6,062,418)	(4,555,218)

Investments in operating limited partnerships per balance sheet	26,489,050	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(3,297,940)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,409,848)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,482,646	86,256	236,024

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(80,780,371)	(2,885,315)	(2,808,604)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,442,934	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	232,429,918	1,648,785	197,154

Other	(2,651,838)	(23,926)	(162,615)

Equity per operating limited partnerships’ combined financial statements	$170,704,551	$(1,166,302)	$(2,538,041)

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$9,924,845	$12,936,474	$9,867,638

Acquisition costs of operating limited partnerships	1,338,598	1,923,419	1,362,093

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(94,006)

Cumulative impairment loss in investments in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Cumulative losses from operating limited partnerships	(7,232,296)	(7,118,442)	(7,505,490)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(249,133)	(62,597)	(267,328)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,435	49,191	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,966,027)	(2,695,647)	(3,600,661)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,764	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	3,958,929	7,715,907	3,630,235

Other	(252,672)	(69,448)	98,321

Equity per operating limited partnerships’ combined financial statements	$(1,895,063)	$4,960,726	$(26,977)

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,003,919	$23,641,935	$14,004,581

Acquisition costs of operating limited partnerships	1,152,325	3,329,810	2,051,185

Cumulative distributions from operating limited partnerships	(144,838)	(166,720)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Cumulative losses from operating limited partnerships	(3,731,163)	(15,593,186)	(9,094,540)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(51,732)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(66,355)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	50,739	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(604,305)	(6,132,941)	(2,165,786)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,215	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	5,280,243	11,211,839	6,900,647

Other	(120,856)	(420,929)	(134,230)

Equity per operating limited partnerships’ combined financial statements	$4,508,949	$4,821,838	$4,251,980

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,819,918	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	3,934,751	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(570,203)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Cumulative losses from operating limited partnerships	(13,191,446)	(21,562,823)	(9,803,953)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	111,234	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,807,444)	(5,819,395)	(4,313,907)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,993,020	10,929,833	6,597,720

Other	(292,910)	(94,881)	3,707

Equity per operating limited partnerships’ combined financial statements	$13,165,526	$4,533,064	$1,924,306

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$14,744,596

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Cumulative losses from operating limited partnerships	(17,677,587)	(18,674,278)	(6,998,752)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,956,178)	(4,297,514)	(1,478,719)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,609,298	14,759,194	9,065,379

Other	(322,661)	370,500	(20,139)

Equity per operating limited partnerships’ combined financial statements	$9,354,217	$9,294,156	$7,229,544

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Cumulative losses from operating limited partnerships	(16,623,710)	(11,383,095)	(7,488,051)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,533,477)	(2,177,825)	(3,663,065)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,558,475	12,350,565	7,658,323

Other	(197,594)	(23,145)	(49,225)

Equity per operating limited partnerships’ combined financial statements	$3,499,636	$10,227,612	$3,932,612

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(525,869)	(217,157)

Cumulative impairment loss in investments in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Cumulative losses from operating limited partnerships	(9,608,646)	(7,853,907)	(8,968,731)

Investments in operating limited partnerships per balance sheet	-	30,033	127,952

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,463,441)	(2,734,822)	(2,674,914)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,613,319	10,442,358	7,386,007

Other	21,909	(185,915)	(64,084)

Equity per operating limited partnerships’ combined financial statements	$5,320,232	$7,611,115	$5,054,180

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(53,111)	(62,791)

Cumulative impairment loss in investments in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Cumulative losses from operating limited partnerships	(8,542,420)	(9,996,032)	(9,120,125)

Investments in operating limited partnerships per balance sheet	307,320	892,598	1,676,228

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(219,933)	(1,415,040)	(1,218,759)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,436,808	6,398,746	8,918,705

Other	(153,941)	(227,795)	(82,231)

Equity per operating limited partnerships’ combined financial statements	$10,423,893	$5,615,751	$8,874,110

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(241,623)	(37,726)	(212,482)

Cumulative impairment loss in investments in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Cumulative losses from operating limited partnerships	(12,790,153)	(9,823,329)	(11,027,978)

Investments in operating limited partnerships per balance sheet	4,021,942	2,365,868	8,228,807

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,039,866)	(2,851,078)	(255,708)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	9,563,330	7,156,290	9,980,277

Other	(56,511)	(129,676)	(40,079)

Equity per operating limited partnerships’ combined financial statements	$11,345,730	$6,286,014	$17,812,316

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(83,492)

Cumulative impairment loss in investments in operating limited partnerships	(7,468,532)

Cumulative losses from operating limited partnerships	(5,932,740)

Investments in operating limited partnerships per balance sheet	8,838,302

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	7,468,532

Other	(20,812)

Equity per operating limited partnerships’ combined financial statements	$16,283,427

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$535,997,243	$13,968,992	$5,810,495

Acquisition costs of operating limited partnerships	38,607,209	1,867,122	926,155

Cumulative distributions from operating limited partnerships	(3,157,011)	(39,171)	(23,970)

Cumulative impairment loss in investments in operating limited partnerships	(227,774,198)	(4,628,785)	(558,938)

Cumulative losses from operating limited partnerships	(296,442,027)	(11,168,158)	(6,153,742)

Investments in operating limited partnerships per balance sheet	47,231,216	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(3,314,827)	-	-

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,745,848)	(58,253)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,934,902	159,224	351,701

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(69,799,719)	(4,390,990)	(3,194,073)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,647,827	93,268	14,958

Cumulative impairment loss in investments in operating limited partnerships	227,774,198	4,628,785	558,938

Other	(2,621,766)	(41,573)	(46,953)

Equity per operating limited partnerships’ combined financial statements	$198,105,983	$390,461	$(2,315,429)

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$14,885,856	$17,217,528	$12,091,171

Acquisition costs of operating limited partnerships	2,052,168	2,539,187	1,686,157

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(116,661)

Cumulative impairment loss in investments in operating limited partnerships	(5,199,302)	(9,088,660)	(4,342,280)

Cumulative losses from operating limited partnerships	(11,666,504)	(10,642,511)	(9,318,387)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(258,235)	(62,597)	(406,662)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	192,813	148,731	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,943,983)	(3,329,750)	(3,647,829)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	107,392	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	5,199,302	9,088,660	4,342,280

Other	(246,993)	(69,436)	52,967

Equity per operating limited partnerships’ combined financial statements	$(1,431,063)	$5,798,928	$453,212

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$13,833,721	$24,396,440	$14,004,581

Acquisition costs of operating limited partnerships	2,018,536	3,440,871	2,051,185

Cumulative distributions from operating limited partnerships	(235,378)	(178,995)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(7,580,319)	(11,189,730)	(6,874,310)

Cumulative losses from operating limited partnerships	(8,036,560)	(16,468,586)	(9,120,877)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(68,619)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(195,666)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	93,998	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,523,117)	(5,096,582)	(1,850,649)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,152	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	7,580,319	11,189,730	6,874,310

Other	(449,038)	(268,291)	(115,513)

Equity per operating limited partnerships’ combined financial statements	$1,461,029	$5,988,726	$4,559,497

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$28,566,056	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	4,191,674	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(578,942)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(17,807,948)	(10,917,337)	(6,586,053)

Cumulative losses from operating limited partnerships	(14,370,840)	(21,575,319)	(9,815,620)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	129,668	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,211,713)	(5,003,158)	(3,614,190)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	17,807,948	10,917,337	6,586,053

Other	(254,372)	(84,208)	9,630

Equity per operating limited partnerships’ combined financial statements	$14,633,157	$5,347,478	$2,618,279

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$16,201,012

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,554,163

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,337,400)	(14,747,021)	(10,148,264)

Cumulative losses from operating limited partnerships	(17,917,709)	(18,633,657)	(7,576,626)

Investments in operating limited partnerships per balance sheet	31,776	52,794	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,506,357)	(2,827,815)	(846,730)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,337,400	14,747,021	10,148,264

Other	(324,850)	371,828	(14,426)

Equity per operating limited partnerships’ combined financial statements	$10,561,727	$10,805,804	$8,950,131

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(112,542)

Cumulative impairment loss in investments in operating limited partnerships	(11,515,855)	(12,335,090)	(7,631,014)

Cumulative losses from operating limited partnerships	(16,666,330)	(11,305,079)	(7,461,312)

Investments in operating limited partnerships per balance sheet	-	93,491	57,706

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,024,334)	(1,402,962)	(2,991,705)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,515,855	12,335,090	7,631,014

Other	(156,910)	(20,063)	(37,618)

Equity per operating limited partnerships’ combined financial statements	$5,006,843	$11,083,573	$4,645,976

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(198,866)	(455,853)	(201,869)

Cumulative impairment loss in investments in operating limited partnerships	(8,573,117)	(9,674,189)	(6,518,542)

Cumulative losses from operating limited partnerships	(9,616,027)	(7,722,602)	(8,601,270)

Investments in operating limited partnerships per balance sheet	36,479	999,523	1,378,166

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,790,131)	(26,361)	(24,870)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,573,117	9,674,189	6,518,542

Other	74,240	(206,103)	(73,018)

Equity per operating limited partnerships’ combined financial statements	$7,042,150	$10,500,709	$8,078,039

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(40,800)	(26,241)

Cumulative impairment loss in investments in operating limited partnerships	(8,603,775)	(5,210,063)	(7,344,121)

Cumulative losses from operating limited partnerships	(8,191,698)	(9,278,040)	(8,666,686)

Investments in operating limited partnerships per balance sheet	2,491,075	2,811,584	3,740,801

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(97,664)	(688,361)	(822,137)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	8,603,775	5,210,063	7,344,121

Other	(171,528)	(231,438)	(82,015)

Equity per operating limited partnerships’ combined financial statements	$10,879,297	$7,069,090	$9,760,937

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(165,487)	(32,647)	(164,606)

Cumulative impairment loss in investments in operating limited partnerships	(7,522,774)	(5,000,278)	(7,418,185)

Cumulative losses from operating limited partnerships	(12,315,639)	(9,145,185)	(9,779,983)

Investments in operating limited partnerships per balance sheet	6,613,148	5,205,103	12,086,770

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,578,414)	(2,154,981)	(210,863)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	7,522,774	5,000,278	7,418,185

Other	(71,078)	(125,328)	(36,689)

Equity per operating limited partnerships’ combined financial statements	$12,343,265	$7,669,682	$19,156,422

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(42,338)

Cumulative impairment loss in investments in operating limited partnerships	(5,420,848)

Cumulative losses from operating limited partnerships	(5,227,080)

Investments in operating limited partnerships per balance sheet	11,632,800

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	5,420,848

Other	(2,990)

Equity per operating limited partnerships’ combined financial statements	$17,048,063

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,046,340,087	$11,310,309	$8,604,705
Land	100,304,748	843,313	1,494,930
Other assets	116,539,941	2,057,707	935,635

	$1,263,184,776	$14,211,329	$11,035,270

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$878,138,430	$13,459,193	$10,367,311
Accounts payable and accrued expenses	40,712,629	338,837	580,881
Other liabilities	141,147,438	1,181,714	3,310,444

	1,059,998,497	14,979,744	14,258,636
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	170,704,551	(1,166,302)	(2,538,041)
Other partners	32,481,728	397,887	(685,325)

	203,186,279	(768,415)	(3,223,366)

	$1,263,184,776	$14,211,329	$11,035,270

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,360,763	$24,798,213	$21,710,245
Land	2,208,056	2,399,594	2,967,555
Other assets	3,899,292	4,583,381	2,851,603

	$26,468,111	$31,781,188	$27,529,403

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,641,967	$19,059,600	$20,503,893
Accounts payable and accrued expenses	1,120,734	3,571,654	1,240,450
Other liabilities	2,415,269	4,334,626	4,731,230

	28,177,970	26,965,880	26,475,573
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,895,063)	4,960,726	(26,977)
Other partners	185,204	(145,418)	1,080,807

	(1,709,859)	4,815,308	1,053,830

	$26,468,111	$31,781,188	$27,529,403

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,279,264	$45,301,842	$39,234,050
Land	1,660,408	4,007,128	4,755,394
Other assets	2,185,002	7,079,790	4,908,152

	$16,124,674	$56,388,760	$48,897,596

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,272,889	$42,454,341	$33,046,630
Accounts payable and accrued expenses	121,539	3,488,144	1,018,185
Other liabilities	244,914	5,357,118	7,304,198

	10,639,342	51,299,603	41,369,013
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,508,949	4,821,838	4,251,980
Other partners	976,383	267,319	3,276,603

	5,485,332	5,089,157	7,528,583

	$16,124,674	$56,388,760	$48,897,596

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,710,623	$40,703,968	$25,554,946
Land	4,990,798	2,816,806	1,748,946
Other assets	5,369,814	5,202,949	2,976,534

	$54,071,235	$48,723,723	$30,280,426

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,564,738	$36,913,384	$22,991,726
Accounts payable and accrued expenses	1,727,332	1,715,580	1,222,069
Other liabilities	3,438,796	6,087,562	6,351,090

	39,730,866	44,716,526	30,564,885
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,165,526	4,533,064	1,924,306
Other partners	1,174,843	(525,867)	(2,208,765)

	14,340,369	4,007,197	(284,459)

	$54,071,235	$48,723,723	$30,280,426

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$47,416,838	$44,658,505	$35,691,325
Land	4,222,958	2,921,802	3,784,552
Other assets	6,802,237	4,745,901	3,617,933

	$58,442,033	$52,326,208	$43,093,810

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,265,758	$32,551,306	$25,540,259
Accounts payable and accrued expenses	1,148,813	3,123,046	1,134,224
Other liabilities	5,801,934	3,690,437	3,329,817

	51,216,505	39,364,789	30,004,300
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,354,217	9,294,156	7,229,544
Other partners	(2,128,689)	3,667,263	5,859,966

	7,225,528	12,961,419	13,089,510

	$58,442,033	$52,326,208	$43,093,810

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,419,956	$40,272,987	$35,374,277
Land	4,885,556	3,734,936	2,791,180
Other assets	5,144,360	3,202,711	3,451,519

	$52,449,872	$47,210,634	$41,616,976

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,618,431	$23,437,862	$35,203,607
Accounts payable and accrued expenses	2,384,077	1,051,430	1,535,878
Other liabilities	8,088,849	8,800,338	3,421,533

	52,091,357	33,289,630	40,161,018
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,499,636	10,227,612	3,932,612
Other partners	(3,141,121)	3,693,392	(2,476,654)

	358,515	13,921,004	1,455,958

	$52,449,872	$47,210,634	$41,616,976

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,594,643	$23,362,052	$19,012,564
Land	2,423,561	1,581,706	1,238,488
Other assets	2,895,188	2,378,237	2,048,079

	$39,913,392	$27,321,995	$22,299,131

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,494,169	$17,038,108	$13,637,045
Accounts payable and accrued expenses	2,450,990	279,581	374,667
Other liabilities	4,818,637	2,610,565	2,628,147

	35,763,796	19,928,254	16,639,859
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,320,232	7,611,115	5,054,180
Other partners	(1,170,636)	(217,374)	605,092

	4,149,596	7,393,741	5,659,272

	$39,913,392	$27,321,995	$22,299,131

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,697,944	$68,623,409	$63,737,104
Land	5,081,041	8,000,805	7,582,655
Other assets	5,001,611	6,937,279	6,786,134

	$66,780,596	$83,561,493	$78,105,893

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,232,526	$62,163,827	$50,820,530
Accounts payable and accrued expenses	1,758,019	1,219,169	2,697,281
Other liabilities	7,372,571	9,099,604	9,693,262

	55,363,116	72,482,600	63,211,073
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,423,893	5,615,751	8,874,110
Other partners	993,587	5,463,142	6,020,710

	11,417,480	11,078,893	14,894,820

	$66,780,596	$83,561,493	$78,105,893

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$62,443,837	$60,696,928	$75,011,299
Land	6,704,151	6,053,669	7,041,701
Other assets	5,178,687	4,805,514	7,548,750

	$74,326,675	$71,556,111	$89,601,750

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$48,698,072	$56,048,250	$58,515,541
Accounts payable and accrued expenses	1,800,994	1,191,979	1,925,285
Other liabilities	8,119,955	9,350,701	6,453,974

	58,619,021	66,590,930	66,894,800
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,345,730	6,286,014	17,812,316
Other partners	4,361,924	(1,320,833)	4,894,634

	15,707,654	4,965,181	22,706,950

	$74,326,675	$71,556,111	$89,601,750

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,757,491
Land	2,363,059
Other assets	3,945,942

$49,066,492

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,597,467
Accounts payable and accrued expenses	491,791
Other liabilities	3,110,153

29,199,411
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,283,427
Other partners	3,583,654

19,867,081

$49,066,492

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,185,687,649	$25,124,099	$12,573,978
Land	107,878,238	2,301,401	1,564,465
Other assets	125,763,940	3,939,342	1,339,339

	$1,419,329,827	$31,364,842	$15,477,782

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$973,660,765	$27,391,263	$13,743,168
Accounts payable and accrued expenses	50,030,427	3,296,298	368,966
Other liabilities	156,608,277	2,414,689	4,895,151

	1,180,299,469	33,102,250	19,007,285
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	198,105,983	390,461	(2,315,429)
Other partners	40,924,375	(2,127,869)	(1,214,074)

	239,030,358	(1,737,408)	(3,529,503)

	$1,419,329,827	$31,364,842	$15,477,782

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,833,434	$35,513,204	$34,821,594
Land	3,835,556	3,257,094	3,511,379
Other assets	4,642,328	4,735,110	4,702,520

	$45,311,318	$43,505,408	$43,035,493

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,713,625	$28,718,509	$34,679,699
Accounts payable and accrued expenses	4,283,298	6,827,958	2,071,965
Other liabilities	8,457,697	5,255,633	5,608,560

	52,454,620	40,802,100	42,360,224
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,431,063)	5,798,928	453,212
Other partners	(5,712,239)	(3,095,620)	222,057

	(7,143,302)	2,703,308	675,269

	$45,311,318	$43,505,408	$43,035,493

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$33,893,768	$48,128,940	$41,359,165
Land	2,818,519	4,051,128	4,755,394
Other assets	7,294,012	7,829,086	4,807,064

	$44,006,299	$60,009,154	$50,921,623

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$32,300,851	$44,598,830	$33,944,244
Accounts payable and accrued expenses	1,438,326	3,132,628	899,978
Other liabilities	7,353,164	4,972,900	7,687,836

	41,092,341	52,704,358	42,532,058
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,461,029	5,988,726	4,559,497
Other partners	1,452,929	1,316,070	3,830,068

	2,913,958	7,304,796	8,389,565

	$44,006,299	$60,009,154	$50,921,623

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$50,735,714	$43,309,464	$26,706,428
Land	5,523,586	2,816,806	1,752,595
Other assets	5,472,783	4,712,537	2,860,867

	$61,732,083	$50,838,807	$31,319,890

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,039,612	$37,406,351	$23,394,240
Accounts payable and accrued expenses	1,733,586	1,615,951	1,302,025
Other liabilities	4,011,012	6,191,718	5,839,205

	44,784,210	45,214,020	30,535,470
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,633,157	5,347,478	2,618,279
Other partners	2,314,716	277,309	(1,833,859)

	16,947,873	5,624,787	784,420

	$61,732,083	$50,838,807	$31,319,890

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$49,808,667	$47,048,702	$39,281,460
Land	4,222,958	2,921,802	3,885,940
Other assets	6,598,358	4,551,429	2,822,154

	$60,629,983	$54,521,933	$45,989,554

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,946,969	$32,929,213	$26,859,214
Accounts payable and accrued expenses	1,211,715	2,735,257	964,451
Other liabilities	5,366,501	3,585,418	2,703,499

	51,525,185	39,249,888	30,527,164
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,561,727	10,805,804	8,950,131
Other partners	(1,456,929)	4,466,241	6,512,259

	9,104,798	15,272,045	15,462,390

	$60,629,983	$54,521,933	$45,989,554

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,477,752	$41,990,764	$37,160,857
Land	4,889,205	3,734,936	2,791,180
Other assets	4,569,409	3,432,760	3,484,781

	$53,936,366	$49,158,460	$43,436,818

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$42,392,025	$24,089,220	$35,285,812
Accounts payable and accrued expenses	2,204,398	1,131,698	1,531,936
Other liabilities	6,774,142	8,651,223	3,472,678

	51,370,565	33,872,141	40,290,426
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,006,843	11,083,573	4,645,976
Other partners	(2,441,042)	4,202,746	(1,499,584)

	2,565,801	15,286,319	3,146,392

	$53,936,366	$49,158,460	$43,436,818

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,574,721	$28,656,496	$24,194,294
Land	2,423,561	2,144,257	1,801,039
Other assets	3,147,033	2,369,434	2,036,394

	$42,145,315	$33,170,187	$28,031,727

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,829,074	$17,351,630	$13,848,504
Accounts payable and accrued expenses	2,887,318	286,902	461,998
Other liabilities	3,550,056	2,276,469	2,292,990

	35,266,448	19,915,001	16,603,492
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,042,150	10,500,709	8,078,039
Other partners	(163,283)	2,754,477	3,350,196

	6,878,867	13,255,186	11,428,235

	$42,145,315	$33,170,187	$28,031,727

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,104,464	$71,403,042	$66,308,765
Land	5,081,041	8,000,805	7,582,655
Other assets	4,285,734	6,618,473	7,467,044

	$68,471,239	$86,022,320	$81,358,464

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,032,390	$62,397,070	$51,224,552
Accounts payable and accrued expenses	1,141,307	1,002,078	2,836,413
Other liabilities	7,533,612	9,801,587	10,804,124

	55,707,309	73,200,735	64,865,089
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,879,297	7,069,090	9,760,937
Other partners	1,884,633	5,752,495	6,732,438

	12,763,930	12,821,585	16,493,375

	$68,471,239	$86,022,320	$81,358,464

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$65,112,203	$63,454,771	$77,907,950
Land	6,704,151	6,053,669	7,041,701
Other assets	5,587,394	5,069,036	7,470,856

	$77,403,748	$74,577,476	$92,420,507

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,354,891	$56,620,220	$59,529,863
Accounts payable and accrued expenses	1,931,924	801,385	1,496,592
Other liabilities	8,307,853	9,799,333	5,873,721

	59,594,668	67,220,938	66,900,176
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,343,265	7,669,682	19,156,422
Other partners	5,465,815	(313,144)	6,363,909

	17,809,080	7,356,538	25,520,331

	$77,403,748	$74,577,476	$92,420,507

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,202,953
Land	2,411,415
Other assets	3,918,663

$50,533,031

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$26,039,726
Accounts payable and accrued expenses	434,076
Other liabilities	3,127,506

29,601,308
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	17,048,063
Other partners	3,883,660

20,931,723

$50,533,031

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$191,296,302	$2,916,300	$1,974,411
Interest and other	7,126,499	223,648	48,885

	198,422,801	3,139,948	2,023,296
Expenses
Interest	45,119,323	526,025	840,853
Depreciation and amortization	58,636,237	829,789	403,340
Taxes and insurance	23,542,550	355,527	252,450
Repairs and maintenance	34,350,100	796,901	296,525
Operating expenses	69,919,589	1,137,224	607,046
Impairment loss	8,943,450	-	-
Other expenses	4,804,439	82,862	65,398

	245,315,688	3,728,328	2,465,612

NET LOSS	$(46,892,887)	$(588,380)	$(442,316)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(27,864,777)	$(536,012)	$(156,402)

Net income (loss) allocated to other partners	$(19,028,110)	$(52,368)	$(285,914)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$4,584,586	$5,284,459	$5,258,834
Interest and other	142,774	158,925	107,865

	4,727,360	5,443,384	5,366,699
Expenses
Interest	1,032,388	918,357	999,872
Depreciation and amortization	1,395,580	1,413,208	1,473,502
Taxes and insurance	659,210	752,522	551,541
Repairs and maintenance	1,113,229	1,078,779	1,056,079
Operating expenses	1,533,706	1,939,456	2,028,526
Impairment loss	-	-	-
Other expenses	124,089	102,839	114,339

	5,858,202	6,205,161	6,223,859

NET LOSS	$(1,130,842)	$(761,777)	$(857,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(588,334)	$(402,596)	$(469,351)

Net income (loss) allocated to other partners	$(542,508)	$(359,181)	$(387,809)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$2,840,686	$9,464,501	$8,045,997
Interest and other	108,326	338,854	126,875

	2,949,012	9,803,355	8,172,872
Expenses
Interest	517,436	1,743,058	1,776,720
Depreciation and amortization	691,949	2,652,080	2,263,469
Taxes and insurance	250,117	1,236,877	877,222
Repairs and maintenance	645,159	1,782,077	1,421,445
Operating expenses	948,328	3,670,932	2,266,652
Impairment loss	-	-	-
Other expenses	65,073	416,429	308,889

	3,118,062	11,501,453	8,914,397

NET LOSS	$(169,050)	$(1,698,098)	$(741,525)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(169,546)	$(1,187,293)	$(331,280)

Net income (loss) allocated to other partners	$496	$(510,805)	$(410,245)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,796,227	$7,939,853	$6,082,283
Interest and other	188,444	252,162	140,105

	9,984,671	8,192,015	6,222,388
Expenses
Interest	1,677,421	1,622,262	1,076,260
Depreciation and amortization	2,535,821	2,596,632	1,326,964
Taxes and insurance	1,150,763	977,864	700,260
Repairs and maintenance	1,748,050	1,258,157	1,139,734
Operating expenses	3,306,723	3,244,054	2,958,679
Impairment loss	-	-	-
Other expenses	325,843	133,546	69,134

	10,744,621	9,832,515	7,271,031

NET LOSS	$(759,950)	$(1,640,500)	$(1,048,643)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(968,689)	$(949,962)	$(739,185)

Net income (loss) allocated to other partners	$208,739	$(690,538)	$(309,458)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,522,615	$7,423,588	$6,043,351
Interest and other	315,949	265,008	238,200

	10,838,564	7,688,596	6,281,551
Expenses
Interest	1,572,080	1,662,947	1,231,737
Depreciation and amortization	2,964,375	2,773,264	2,134,558
Taxes and insurance	1,529,770	998,676	755,605
Repairs and maintenance	1,708,364	1,281,979	765,345
Operating expenses	3,998,230	2,779,822	2,876,474
Impairment loss	-	-	-
Other expenses	617,388	493,689	180,297

	12,390,207	9,990,377	7,944,016

NET LOSS	$(1,551,643)	$(2,301,781)	$(1,662,465)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,464,658)	$(1,533,272)	$(631,989)

Net income (loss) allocated to other partners	$(86,985)	$(768,509)	$(1,030,476)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$8,250,797	$6,722,880	$6,794,417
Interest and other	308,720	227,868	260,109

	8,559,517	6,950,748	7,054,526
Expenses
Interest	1,602,936	1,636,416	1,693,494
Depreciation and amortization	2,701,625	2,152,629	1,991,880
Taxes and insurance	1,166,464	857,401	687,006
Repairs and maintenance	1,110,341	1,103,918	1,600,477
Operating expenses	4,017,066	2,466,632	2,382,957
Impairment loss	-	-	-
Other expenses	99,834	83,655	121,461

	10,698,266	8,300,651	8,477,275

NET LOSS	$(2,138,749)	$(1,349,903)	$(1,422,749)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,509,143)	$(852,880)	$(734,104)

Net income (loss) allocated to other partners	$(629,606)	$(497,023)	$(688,645)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,807,108	$4,409,070	$3,457,171
Interest and other	227,725	189,388	327,190

	6,034,833	4,598,458	3,784,361
Expenses
Interest	1,125,812	1,042,183	794,491
Depreciation and amortization	2,155,796	1,470,446	1,354,639
Taxes and insurance	916,970	546,194	416,808
Repairs and maintenance	969,136	779,093	605,553
Operating expenses	3,091,071	1,745,583	1,624,265
Impairment loss	-	4,471,725	4,471,725
Other expenses	100,289	132,825	170,129

	8,359,074	10,188,049	9,437,610

NET LOSS	$(2,324,241)	$(5,589,591)	$(5,653,249)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,706,131)	$(2,839,766)	$(3,017,505)

Net income (loss) allocated to other partners	$(618,110)	$(2,749,825)	$(2,635,744)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,685,423	$11,751,328	$11,193,581
Interest and other	696,997	521,986	333,681

	10,382,420	12,273,314	11,527,262
Expenses
Interest	3,272,846	3,860,958	3,056,584
Depreciation and amortization	2,564,853	3,875,892	3,977,746
Taxes and insurance	1,337,434	1,392,140	1,147,772
Repairs and maintenance	1,456,627	1,985,781	2,057,577
Operating expenses	2,762,748	2,862,936	3,476,514
Impairment loss	-	-	-
Other expenses	73,125	141,077	259,896

	11,467,633	14,118,784	13,976,089

NET LOSS	$(1,085,213)	$(1,845,470)	$(2,448,827)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(472,991)	$(1,444,671)	$(850,067)

Net income (loss) allocated to other partners	$(612,222)	$(400,799)	$(1,598,760)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,364,550	$9,169,133	$10,842,982
Interest and other	413,614	285,490	349,035

	9,778,164	9,454,623	11,192,017
Expenses
Interest	2,461,670	3,256,640	2,673,689
Depreciation and amortization	3,143,748	2,918,920	3,358,204
Taxes and insurance	917,458	966,510	1,415,554
Repairs and maintenance	1,729,245	1,546,000	2,138,921
Operating expenses	3,309,603	2,972,811	3,971,103
Impairment loss	-	-	-
Other expenses	170,855	114,131	190,487

	11,732,579	11,775,012	13,747,958

NET LOSS	$(1,954,415)	$(2,320,389)	$(2,555,941)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(935,966)	$(1,374,242)	$(1,293,082)

Net income (loss) allocated to other partners	$(1,018,449)	$(946,147)	$(1,262,859)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,670,171
Interest and other	328,676

5,998,847
Expenses
Interest	1,444,188
Depreciation and amortization	1,515,328
Taxes and insurance	726,435
Repairs and maintenance	1,175,608
Operating expenses	1,940,448
Impairment loss	-
Other expenses	46,860

6,848,867

NET LOSS	$(850,020)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(705,660)

Net income (loss) allocated to other partners	$(144,360)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$209,506,387	$6,655,926	$2,774,509
Interest and other	10,339,600	369,383	284,245

	219,845,987	7,025,309	3,058,754
Expenses
Interest	50,990,441	1,432,943	829,865
Depreciation and amortization	63,484,077	1,762,641	580,099
Taxes and insurance	25,689,604	986,551	346,274
Repairs and maintenance	39,469,516	1,671,974	377,595
Operating expenses	74,028,107	2,697,706	873,151
Impairment loss	9,872,594	-	318,421
Other expenses	6,391,341	123,809	58,190

	269,925,680	8,675,624	3,383,595

NET LOSS	$(50,079,693)	$(1,650,315)	$(324,841)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(31,290,410)	$(1,252,420)	$(102,473)

Net income (loss) allocated to other partners	$(18,789,283)	$(397,895)	$(222,368)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$7,692,274	$6,813,571	$8,760,211
Interest and other	1,386,783	1,325,800	94,297

	9,079,057	8,139,371	8,854,508
Expenses
Interest	1,981,473	1,592,101	1,950,195
Depreciation and amortization	2,280,689	1,806,350	2,451,974
Taxes and insurance	1,211,341	1,003,284	1,023,903
Repairs and maintenance	2,243,815	1,649,980	1,513,795
Operating expenses	2,782,724	2,753,490	2,625,669
Impairment loss	318,421	-	-
Other expenses	229,953	165,871	137,285

	11,048,416	8,971,076	9,702,821

NET LOSS	$(1,969,359)	$(831,705)	$(848,313)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(989,220)	$(678,815)	$(662,045)

Net income (loss) allocated to other partners	$(980,139)	$(152,890)	$(186,268)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$11,312,666	$9,637,230	$7,899,859
Interest and other	173,977	363,432	204,686

	11,486,643	10,000,662	8,104,545
Expenses
Interest	2,211,468	1,883,594	1,816,630
Depreciation and amortization	2,337,624	2,751,076	2,198,060
Taxes and insurance	1,328,981	1,200,359	811,271
Repairs and maintenance	2,448,847	1,637,084	1,263,233
Operating expenses	3,384,306	3,747,145	2,288,399
Impairment loss	-	-	-
Other expenses	135,767	221,535	375,519

	11,846,993	11,440,793	8,753,112

NET LOSS	$(360,350)	$(1,440,131)	$(648,567)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(422,773)	$(1,222,762)	$(437,322)

Net income (loss) allocated to other partners	$62,423	$(217,369)	$(211,245)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$10,068,917	$7,518,550	$5,615,784
Interest and other	756,655	297,944	173,993

	10,825,572	7,816,494	5,789,777
Expenses
Interest	1,976,692	1,663,588	1,054,474
Depreciation and amortization	2,884,442	2,578,551	1,573,388
Taxes and insurance	1,224,794	1,038,721	690,829
Repairs and maintenance	2,277,937	1,468,348	1,351,064
Operating expenses	3,552,074	2,885,001	2,862,900
Impairment loss	-	-	4,617,876
Other expenses	253,142	124,045	68,721

	12,169,081	9,758,254	12,219,252

NET LOSS	$(1,343,509)	$(1,941,760)	$(6,429,475)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,133,205)	$(1,674,110)	$(2,673,669)

Net income (loss) allocated to other partners	$(210,304)	$(267,650)	$(3,755,806)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,324,348	$7,283,374	$6,190,431
Interest and other	391,217	363,125	172,983

	10,715,565	7,646,499	6,363,414
Expenses
Interest	1,619,790	1,690,261	1,338,622
Depreciation and amortization	2,973,439	2,769,638	2,248,801
Taxes and insurance	1,367,578	886,114	874,717
Repairs and maintenance	1,771,706	1,177,320	737,824
Operating expenses	4,025,656	2,454,468	2,637,123
Impairment loss	-	-	-
Other expenses	615,270	596,942	147,733

	12,373,439	9,574,743	7,984,820

NET LOSS	$(1,657,874)	$(1,928,244)	$(1,621,406)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,503,190)	$(1,630,428)	$(623,049)

Net income (loss) allocated to other partners	$(154,684)	$(297,816)	$(998,357)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,976,496	$6,521,654	$6,497,548
Interest and other	261,308	264,728	250,280

	8,237,804	6,786,382	6,747,828
Expenses
Interest	1,683,220	1,677,166	1,944,394
Depreciation and amortization	2,932,746	2,122,690	2,092,571
Taxes and insurance	1,059,455	881,807	728,909
Repairs and maintenance	1,126,892	1,193,283	1,453,418
Operating expenses	3,726,980	2,411,003	2,390,309
Impairment loss	4,617,876	-	-
Other expenses	43,500	88,248	125,852

	15,190,669	8,374,197	8,735,453

NET LOSS	$(6,952,865)	$(1,587,815)	$(1,987,625)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(4,728,874)	$(1,031,028)	$(997,844)

Net income (loss) allocated to other partners	$(2,223,991)	$(556,787)	$(989,781)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,888,264	$4,359,775	$3,442,308
Interest and other	240,128	210,350	230,468

	6,128,392	4,570,125	3,672,776
Expenses
Interest	1,130,693	1,051,811	806,041
Depreciation and amortization	2,259,407	1,489,097	1,390,951
Taxes and insurance	880,144	532,561	415,422
Repairs and maintenance	1,014,627	804,237	667,971
Operating expenses	2,689,062	1,618,350	1,592,048
Impairment loss	-	-	-
Other expenses	70,102	121,835	156,570

	8,044,035	5,617,891	5,029,003

NET LOSS	$(1,915,643)	$(1,047,766)	$(1,356,227)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,302,147)	$(590,826)	$(915,239)

Net income (loss) allocated to other partners	$(613,496)	$(456,940)	$(440,988)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,537,135	$11,381,804	$11,019,705
Interest and other	446,290	460,071	362,956

	9,983,425	11,841,875	11,382,661
Expenses
Interest	3,284,466	3,925,334	3,171,669
Depreciation and amortization	2,577,591	3,114,338	3,259,277
Taxes and insurance	1,184,386	1,145,350	976,544
Repairs and maintenance	1,602,393	1,938,268	1,822,173
Operating expenses	2,495,685	2,781,411	3,381,056
Impairment loss	-	-	-
Other expenses	113,376	182,943	248,800

	11,257,897	13,087,644	12,859,519

NET LOSS	$(1,274,472)	$(1,245,769)	$(1,476,858)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(687,084)	$(790,483)	$(470,251)

Net income (loss) allocated to other partners	$(587,388)	$(455,286)	$(1,006,607)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,110,347	$9,027,762	$10,677,269
Interest and other	421,871	263,275	272,207

	9,532,218	9,291,037	10,949,476
Expenses
Interest	2,513,386	2,657,069	2,669,272
Depreciation and amortization	3,185,358	2,977,684	3,347,131
Taxes and insurance	957,622	1,016,430	1,208,737
Repairs and maintenance	1,709,530	1,473,051	1,997,614
Operating expenses	2,927,852	2,970,592	3,585,947
Impairment loss	-	-	-
Other expenses	153,770	1,547,394	236,914

	11,447,518	12,642,220	13,045,615

NET LOSS	$(1,915,300)	$(3,351,183)	$(2,096,139)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(707,961)	$(1,970,421)	$(1,233,312)

Net income (loss) allocated to other partners	$(1,207,339)	$(1,380,762)	$(862,827)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,518,670
Interest and other	297,148

5,815,818
Expenses
Interest	1,434,224
Depreciation and amortization	1,538,464
Taxes and insurance	707,520
Repairs and maintenance	1,075,537
Operating expenses	1,888,000
Impairment loss	-
Other expenses	48,255

6,692,000

NET LOSS	$(876,182)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(859,459)

Net income (loss) allocated to other partners	$(16,723)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2012 and 2011 consist of advance installments of $69,698 and $69,698, respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from 3.00% to prime + 1.00%. Prime was 3.25% as of March 31, 2012 and 2011. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	46,908	46,908
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$69,698	$69,698

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation Of Financial Statement Net Income (Loss) To Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(26,444,927)	$709,830	$77,461

Operating limited partnership rents received in advance	(25,330)	(792)	(17,340)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	3,223,033	(485,260)	(65,953)

Other	10,095,286	1,046,852	532,053

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,532,031)	(536,012)	(156,402)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,367,770)	(101,262)	(161,852)

Impairment loss not recognized for tax purposes	16,692,807	-	-

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,871,911)	(229,931)	(15,785)

Income (loss) for tax return purposes, December 31, 2011	$(25,849,447)	$403,425	$192,182

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(199,453)	$(176,389)	$24,116

Operating limited partnership rents received in advance	-	-	(1,330)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	77,268	48,983	57,757

Other	548,081	158,495	(104,260)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(588,334)	(402,596)	(469,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(205,269)	(83,214)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(559,466)	(564,133)	(153,169)

Income (loss) for tax return purposes, December 31, 2011	$(721,904)	$(1,140,909)	$(729,451)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,220,041	$(148,277)	$(273,280)

Operating limited partnership rents received in advance	-	-	(286)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,240,982)	260,248	33,712

Other	931,841	257,584	7,695

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,546)	(1,187,293)	(331,280)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(410,051)	(179,576)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(153,645)	(1,324,478)	(1,090,434)

Income (loss) for tax return purposes, December 31, 2011	$587,709	$(2,552,267)	$(1,833,449)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(266,396)	$(299,048)	$(187,318)

Operating limited partnership rents received in advance	(1,956)	(12,543)	(4,323)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	330,768	331,404	74,144

Other	915,610	782,620	317,452

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(968,689)	(949,962)	(739,185)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(261,242)	(266,622)	(242,186)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(43,419)	6,612	(23,091)

Income (loss) for tax return purposes, December 31, 2011	$(295,324)	$(407,539)	$(804,507)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(391,897)	$(341,661)	$(92,813)

Operating limited partnership rents received in advance	(17,822)	14,054	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	223,428	129,714

Other	1,081,043	175,525	(269,603)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,464,658)	(1,492,651)	(631,989)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(661,460)	(277,002)	(147,498)

Impairment loss not recognized for tax purposes	31,776	12,173	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	44,653	(371,358)	(46,541)

Income (loss) for tax return purposes, December 31, 2011	$(1,014,213)	$(2,057,492)	$(1,058,730)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(367,740)	$(320,129)	$(191,788)

Operating limited partnership rents received in advance	1,085	(3,664)	886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,596

Other	346,459	80,802	173,437

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,509,143)	(774,863)	(680,056)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,619)	(302,349)	(320,433)

Impairment loss not recognized for tax purposes	-	15,474	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	49,198	(106,958)	(87,890)

Income (loss) for tax return purposes, December 31, 2011	$(1,450,564)	$(1,183,327)	$(945,248)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(208,996)	$(1,076,160)	$(1,392,463)

Operating limited partnership rents received in advance	14,466	3,043	4,146

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	567,323	86,752	355,807

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,673,310)	(2,708,461)	(2,650,044)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(199,553)	(239,198)	(116,566)

Impairment loss not recognized for tax purposes	-	768,169	867,465

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Difference due to fiscal year for book purposes and calendar year for tax purposes	(96,636)	(91,904)	(84,595)

Income (loss) for tax return purposes, December 31, 2011	$(1,391,842)	$(902,661)	$(688,752)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,411,765)	$(2,401,457)	$(2,368,983)

Operating limited partnership rents received in advance	2,631	(1,781)	(1,393)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	238,068	249,780

Other	145,349	81,830	205,103

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,269)	(726,679)	(396,622)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(168,637)	(213,703)	(232,974)

Impairment loss not recognized for tax purposes	1,833,033	1,267,710	1,587,363

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,388)	26,852	(36,491)

Income (loss) for tax return purposes, December 31, 2011	$(625,030)	$(1,729,160)	$(994,217)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,114,804)	$(3,379,213)	$(5,737,784)

Operating limited partnership rents received in advance	(2,411)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,698	366,564

Other	609,140	900,810	190,602

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,452)	(696,097)	(45,087)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(233,409)	(264,358)	(365,601)

Impairment loss not recognized for tax purposes	2,201,172	2,156,011	3,838,473

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,330)	178,785	99,463

Income (loss) for tax return purposes, December 31, 2011	$(746,314)	$(819,364)	$(1,653,370)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,128,561)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	(29,116)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(450,136)

Impairment loss not recognized for tax purposes	2,113,988

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,832)

Income (loss) for tax return purposes, December 31, 2011	$(1,287,129)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(34,618,430)	$782,240	$(10,292)

Operating limited partnership rents received in advance	15,459	2,390	(16,314)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	269,367	(737,086)	69,765

Other	486,390	2,909,018	281,162

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,745,446)	(1,252,420)	(102,473)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,900,883)	(136,452)	(287,158)

Impairment loss not recognized for tax purposes	23,038,128	-	-

Operating limited partnership impairment loss not recognized for tax purposes	5,470,472	-	318,421

Difference due to fiscal year for book purposes and calendar year for tax purposes	69,753	(895,663)	(19,916)

Income (loss) for tax return purposes, December 31, 2010	$(33,915,190)	$672,027	$233,195

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$541,236	$610,391	$(117,314)

Operating limited partnership rents received in advance	-	(36)	2,309

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(344,277)	(372,652)	77,900

Other	324,081	894,754	999,458

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(989,220)	(678,815)	(662,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(265,238)	(35,100)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	318,421	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(198,892)	(143,155)	10,470

Income (loss) for tax return purposes, December 31, 2010	$(348,651)	$45,249	$275,678

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$440,077	$1,140,769	$(1,035,645)

Operating limited partnership rents received in advance	-	1,240	(2,237)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(188,789)	(1,006,313)	(1,105,169)

Other	589,213	(2,376,299)	(1,916,001)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(422,773)	(1,222,762)	(444,115)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(348,409)	(358,814)

Impairment loss not recognized for tax purposes	-	-	24,309

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(190,585)	(74,552)	2,101,321

Income (loss) for tax return purposes, December 31, 2010	$227,143	$(3,886,326)	$(2,736,351)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(286,909)	$(376,809)	$(161,274)

Operating limited partnership rents received in advance	(78)	10,654	4,208

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	284,116	331,404	183,160

Other	(180,296)	(147,278)	(437,283)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,133,205)	(1,649,715)	(2,606,216)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(283,745)	(290,330)	(207,594)

Impairment loss not recognized for tax purposes	-	-	15,589

Operating limited partnership impairment loss not recognized for tax purposes	-	-	1,562,366

Difference due to fiscal year for book purposes and calendar year for tax purposes	29,553	116,028	(129,231)

Income (loss) for tax return purposes, December 31, 2010	$(1,570,564)	$(2,006,046)	$(1,776,275)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(360,341)	$(380,952)	$(241,815)

Operating limited partnership rents received in advance	3,813	(1,344)	189

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	(110,227)	138,265

Other	502,219	(945,768)	(1,064,844)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,659,213)	(1,257,030)	(510,122)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(505,457)	(254,124)	(132,169)

Impairment loss not recognized for tax purposes	166,611	272,560	37,226

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(34,589)	(1,212,370)	(85,005)

Income (loss) for tax return purposes, December 31, 2010	$(1,522,805)	$(3,889,255)	$(1,858,275)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(996,746)	$(2,938,167)	$(1,931,251)

Operating limited partnership rents received in advance	8,586	2,046	369

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,599

Other	413,359	(69,552)	53,970

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,501,804)	(421,625)	(661,706)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(253,294)	(313,865)	(296,031)

Impairment loss not recognized for tax purposes	225,080	2,017,720	1,405,263

Operating limited partnership impairment loss not recognized for tax purposes	3,271,264	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	190,387	(60,511)	(84,680)

Income (loss) for tax return purposes, December 31, 2010	$(1,349,972)	$(1,555,594)	$(1,353,467)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(1,886,664)	$(2,942,239)	$(2,757,577)

Operating limited partnership rents received in advance	18,987	(9,978)	(10,281)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	111,387	123,057	204,751

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,073,183)	(26,361)	(24,870)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(106,599)	(201,154)	(82,484)

Impairment loss not recognized for tax purposes	1,324,065	2,180,548	1,711,047

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	30,058	(77,757)	(78,028)

Income (loss) for tax return purposes, December 31, 2010	$(1,377,085)	$(789,484)	$(900,642)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,748,973)	$(2,025,799)	$(2,337,443)

Operating limited partnership rents received in advance	(127)	-	1,063

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,017	(60,471)	249,780

Other	(74,208)	44,628	(166,062)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(85,490)	(106,974)	(122,644)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(163,125)	(195,626)	(152,559)

Impairment loss not recognized for tax purposes	1,870,900	1,300,406	1,711,651

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(23,808)	416,271	(27,062)

Income (loss) for tax return purposes, December 31, 2010	$(1,024,814)	$(627,565)	$(843,276)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,989,777)	$(3,202,227)	$(4,306,886)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,701	266,564

Other	(308,453)	619,677	(48,529)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(290,452)	(794,096)	(46,117)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,684)	(229,449)	(329,090)

Impairment loss not recognized for tax purposes	2,993,098	1,396,160	2,445,786

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	170,243	279,874	117,900

Income (loss) for tax return purposes, December 31, 2010	$(1,212,245)	$(1,645,360)	$(1,900,372)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,098,043)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	150,229

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(379,333)

Impairment loss not recognized for tax purposes	1,940,109

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(56,548)

Income (loss) for tax return purposes, December 31, 2010	$(1,194,058)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2011	$125,120,427	$(2,819,217)	$(2,420,607)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	80,780,371	2,885,315	2,808,604

Impairment loss in investment in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2012	(1,482,646)	(86,256)	(236,024)

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Other	49,141,153	1,098,326	45,181

Investments in operating limited partnerships - as reported	$26,489,050	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2011	$(2,782,080)	$1,537,309	$(306,238)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,966,027	2,695,647	3,600,661

Impairment loss in investment in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2012	(90,435)	(49,191)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,641,880	3,532,142	417,217

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2011	$2,852,474	$1,272,176	$574,567

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	604,305	6,132,941	2,165,786

Impairment loss in investment in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(50,739)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,874,203	3,927,332	4,426,458

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2011	$11,764,927	$2,638,400	$2,104,357

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,807,444	5,819,395	4,313,907

Impairment loss in investment in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(111,234)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,531,883	2,737,279	179,456

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2011	$4,227,006	$8,294,977	$5,930,551

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,956,178	4,297,514	1,478,719

Impairment loss in investment in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2012	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,551,461	1,982,590	1,656,109

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2011	$5,145,089	$6,551,050	$1,644,245

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,533,477	2,177,825	3,663,065

Impairment loss in investment in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,120,091)	3,621,690	2,351,013

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2011	$3,931,205	$7,529,386	$6,127,209

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,463,441	2,734,822	2,674,914

Impairment loss in investment in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Other	1,218,673	(1,982,515)	(3,478,862)

Investments in operating limited partnerships - as reported	$-	$30,033	$127,952

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2011	$8,740,575	$2,328,355	$7,365,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	219,933	1,415,040	1,218,759

Impairment loss in investment in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,783,620	3,547,949	2,010,900

Investments in operating limited partnerships - as reported	$307,320	$892,598	$1,676,228

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2011	$9,767,002	$5,819,206	$14,615,954

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,039,866	2,851,078	255,708

Impairment loss in investment in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,778,404	851,874	3,337,422

Investments in operating limited partnerships - as reported	$4,021,942	$2,365,868	$8,228,807

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2011	$12,687,275

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(7,468,532)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2012	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,619,559

Investments in operating limited partnerships - as reported	$8,838,302

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2010	$147,318,452	$(3,125,030)	$(2,501,071)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	69,799,719	4,390,990	3,194,073

Impairment loss in investment in operating limited partnerships	(227,774,198)	(4,628,785)	(558,938)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2011	(1,934,902)	(159,224)	(351,701)

Operating limited partnership impairment loss not recognized for tax purposes	5,470,472	-	318,421

Other	53,373,406	2,951,432	(100,784)

Investments in operating limited partnerships - as reported	$47,231,216	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2010	$(2,740,591)	$1,991,584	$491,068

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,943,983	3,329,750	3,647,829

Impairment loss in investment in operating limited partnerships	(5,199,302)	(9,088,660)	(4,342,280)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2011	(192,813)	(148,731)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	318,421	-	-

Other	1,646,765	3,916,057	284,788

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2010	$3,696,437	$2,611,970	$1,078,723

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,523,117	5,096,582	1,850,649

Impairment loss in investment in operating limited partnerships	(7,580,319)	(11,189,730)	(6,874,310)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	(93,998)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,545,237)	3,601,788	4,211,102

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2010	$12,081,204	$3,084,892	$2,740,992

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,211,713	5,003,158	3,614,190

Impairment loss in investment in operating limited partnerships	(17,807,948)	(10,917,337)	(6,586,053)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	(129,668)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	1,562,366

Other	3,644,699	3,094,528	(1,331,495)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2010	$5,289,903	$9,922,000	$7,001,204

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,506,357	2,827,815	846,730

Impairment loss in investment in operating limited partnerships	(15,337,400)	(14,747,021)	(10,148,264)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2011	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,698,263	1,865,887	2,300,330

Investments in operating limited partnerships - as reported	$31,776	$52,794	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2010	$6,570,887	$7,635,511	$2,532,219

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,024,334	1,402,962	2,991,705

Impairment loss in investment in operating limited partnerships	(11,515,855)	(12,335,090)	(7,631,014)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,271,264	-	-

Other	(4,350,630)	3,390,108	2,164,796

Investments in operating limited partnerships - as reported	$-	$93,491	$57,706

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2010	$5,263,593	$8,396,507	$6,728,464

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,790,131	26,361	24,870

Impairment loss in investment in operating limited partnerships	(8,573,117)	(9,674,189)	(6,518,542)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,555,872	2,250,844	1,143,374

Investments in operating limited partnerships - as reported	$36,479	$999,523	$1,378,166

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2010	$9,245,754	$3,937,382	$8,284,193

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	97,664	688,361	822,137

Impairment loss in investment in operating limited partnerships	(8,603,775)	(5,210,063)	(7,344,121)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,751,432	3,395,904	1,978,592

Investments in operating limited partnerships - as reported	$2,491,075	$2,811,584	$3,740,801

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2010	$10,413,640	$6,573,407	$16,189,178

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,578,414	2,154,981	210,863

Impairment loss in investment in operating limited partnerships	(7,522,774)	(5,000,278)	(7,418,185)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,143,868	1,476,993	3,104,914

Investments in operating limited partnerships - as reported	$6,613,148	$5,205,103	$12,086,770

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2010	$13,924,432

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(5,420,848)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 201	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,129,216

Investments in operating limited partnerships - as reported	$11,632,800

CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE F - CASH EQUIVALENTS

Cash equivalents of $7,488,933 and $7,900,155 as of March 31, 2012 and 2011, respectively, include money market accounts with interest rates ranging from 0.10% to 0.45% per annum.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE G - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Fund has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE H - SUBSEQUENT EVENTS

Subsequent to March 31, 2012, the Fund has entered into agreements to either sell or transfer interests in one operating limited partnership all of which closed by June 2012. The sales price and other terms for the disposition of the operating limited partnership has been determined. The proceeds received for the operating limited partnership were $32,680. The gain on the sale of these operating limited partnership was $27,680 and was recognized in the first quarter of the fiscal year ended 2013. The Fund also received additional proceeds from six operating limited partnerships that were disposed of in the prior year of $1,235,456 in the first quarter of the fiscal year ended 2013. The payment of the additional proceeds were contingent upon several factors including timely completion of a minor rehabilitation at the property.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE I - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund’s financial instruments relate to notes receivable and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The notes receivable and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See notes B and D for disclosure of the carrying amount and terms of these financial instruments.